Consolidated Schedule of Investments (unaudited) September 30, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
AlbaCore EURO CLO I DAC, Series 1X, Class ER, (3 mo. EURIBOR + 5.96%), 5.96%, 10/18/34(a)(b)	EUR	100	$74,833
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class B, (3 mo. LIBOR US + 1.80%), 4.71%, 05/15/30(b)(c)	USD	500	454,028
Bilbao CLO II DAC, Series 2X, Class DR, (3 mo. EURIBOR + 5.97%), 6.36%, 08/20/35(a)(b)	EUR	100	76,095
BlueMountain Fuji Eur CLO IV DAC, Series 4X, Class ER, (3 mo. EURIBOR + 6.21%), 6.68%, 02/25/34(a)(b)		100	76,259
Contego CLO VIII DAC, Series 8X, Class ER, (3 mo. EURIBOR + 6.06%), 6.21%, 01/25/34(a)(b)		100	77,401
CVC Cordatus Loan Fund XXII DAC, (3 mo. EURIBOR + 3.15%), 4.15%, 12/15/34(a)(b)		100	79,807
Galaxy Xxviii CLO Ltd., Series 2018-28A, Class C, (3 mo. LIBOR US + 1.95%), 4.46%, 07/15/31(b)(c)	USD	250	228,623
Greene King Finance PLC(b)
Series B1, 4.04%, 12/15/34	GBP	100	90,756
Series B2, 4.32%, 03/15/36(a)		100	83,741
Neuberger Berman Loan Advisers Euro CLO 2 DAC, Series 2021-2X, Class E, (3 mo. EURIBOR + 6.06%), 6.06%, 04/15/34(a)(b)	EUR	100	76,979
Northwoods Capital 21 Euro DAC, Series 2020- 21X, Class ER, (3 mo. EURIBOR + 6.06%), 6.19%, 07/22/34(a)(b)		100	77,240
Providus CLO III DAC, Series 3X, Class ER, (3 mo. EURIBOR + 6.26%), 6.26%, 07/18/34(a)(b)		100	77,877
Rockfield Park CLO DAC, Class D, (3 mo. EURIBOR + 5.95%), 5.95%, 07/16/34(a)(b)		100	77,098
Unique Pub Finance Co. PLC, Series N, 6.46%, 03/30/32(a)	GBP	300	376,422
Voya Euro CLO II DAC, Class ER, (3 mo. EURIBOR + 6.02%), 6.02%, 07/15/35(a)(b)	EUR	100	77,159

Total Asset-Backed Securities — 0.2% (Cost: $2,558,460)			2,004,318

		Shares

Common Stocks

Building Products — 0.0%
AZEK Co., Inc.(d)		1,120	18,614

Chemicals — 0.2%
Diversey Holdings Ltd.(d)		180,731	878,353
Element Solutions, Inc.		63,538	1,033,763

			1,912,116

Consumer Finance — 0.0%
Ally Financial, Inc.		1	28

Security		Shares	Value

Containers & Packaging — 0.1%
Ardagh Metal Packaging S.A., (Acquired 08/02/21, Cost: $1,599,352)(e)		162,646	$756,304

Diversified Financial Services(f) — 0.0%
Kcad Holdings I Ltd.		2,223,465,984	22,235
UCI International Remainco LLC		109,729	1

			22,236

Electrical Equipment — 0.0%
Sensata Technologies Holding PLC		10,642	396,734
SunPower Corp.(d)		1,025	23,616

			420,350

IT Services — 0.1%
Block, Inc.		4,614	253,724
Twilio, Inc., Class A(d)		2,522	174,371

			428,095

Life Sciences Tools & Services — 0.1%
Syneos Health, Inc.(d)		25,747	1,213,971

Media — 0.0%
Clear Channel Outdoor Holdings, Inc.(d)		274,248	375,720

Metals & Mining — 0.1%
Constellium SE(d)		138,993	1,409,389

Oil, Gas & Consumable Fuels — 0.4%
Cheniere Energy, Inc.		7,404	1,228,398
Chesapeake Energy Corp.(g)		20,521	1,933,106
Energy Transfer LP		77,510	854,935

			4,016,439

Road & Rail — 0.0%
Uber Technologies, Inc.(d)		14,860	393,790

Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.(d)		128	3,042

Software — 0.1%
Informatica, Inc., Class A(d)		62,173	1,247,812

Total Common Stocks — 1.1% (Cost: $39,431,216)			12,217,906

		Par (000)

Corporate Bonds

Aerospace & Defense — 4.9%
Amsted Industries, Inc., 5.63%, 07/01/27(c)	USD	890	818,800
Bombardier, Inc.(c)
7.50%, 03/15/25		385	374,370
7.13%, 06/15/26		3,386	3,105,538
7.88%, 04/15/27		4,116	3,786,720
6.00%, 02/15/28		2,483	2,077,462
7.45%, 05/01/34		234	218,257
EnPro Industries, Inc., 5.75%, 10/15/26		2,192	2,109,800
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(c)		2,295	1,779,107
Howmet Aerospace, Inc., 5.13%, 10/01/24		44	43,001
Rolls-Royce PLC, 5.75%, 10/15/27(c)		4,697	4,080,519

1

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Aerospace & Defense (continued)
Spirit AeroSystems, Inc.(c)
5.50%, 01/15/25	USD	866	$818,370
7.50%, 04/15/25		126	118,721
TransDigm, Inc.
8.00%, 12/15/25(c)		1,221	1,238,350
6.25%, 03/15/26(c)		28,460	27,606,200
6.38%, 06/15/26		328	309,882
7.50%, 03/15/27		445	423,640
4.63%, 01/15/29		2,156	1,735,645
4.88%, 05/01/29		1,665	1,345,828
Triumph Group, Inc., 8.88%, 06/01/24(c)		3,523	3,480,336

			55,470,546

Airlines — 2.6%
Air Canada, 3.88%, 08/15/26(c)		1,881	1,615,309
Air France-KLM, 3.88%, 07/01/26(a)	EUR	100	79,599
Allegiant Travel Co., 7.25%, 08/15/27(c)	USD	553	521,202
American Airlines, Inc., 11.75%, 07/15/25(c)		4,476	4,674,466
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(c)
5.50%, 04/20/26		2,908	2,730,848
5.75%, 04/20/29		4,767	4,159,377
Delta Air Lines, Inc., 7.00%, 05/01/25(c)		751	755,845
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(c)		949	883,893
Deutsche Lufthansa AG(a)
3.75%, 02/11/28	EUR	200	154,202
3.50%, 07/14/29		300	215,315
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(c)	USD	1,377	1,214,500
International Consolidated Airlines Group SA(a)
2.75%, 03/25/25	EUR	100	81,526
3.75%, 03/25/29		100	65,663
Series IAG, 1.13%, 05/18/28		200	115,766
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(c)	USD	4,202	4,113,152
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(c)		216	217,241
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 04/15/29		2,758	2,660,086
Series 2020-1, Class B, 4.88%, 07/15/27		223	208,164
United Airlines, Inc.(c)
4.38%, 04/15/26		2,515	2,244,637
4.63%, 04/15/29		3,374	2,791,783

			29,502,574

Auto Components — 2.1%
Adient Global Holdings Ltd., 3.50%, 08/15/24(a)	EUR	100	90,312
Clarios Global LP, 6.75%, 05/15/25(c)	USD	1,189	1,164,304
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26(a)	EUR	201	173,749
6.25%, 05/15/26(c)	USD	5,408	5,164,640
8.50%, 05/15/27(c)		12,095	11,544,557
Dana Financing Luxembourg SARL, 3.00%, 07/15/29(a)	EUR	100	70,544
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(c)	USD	1,960	1,724,842
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/29(c)		601	433,353

Security		Par (000)	Value

Auto Components (continued)
Faurecia SE, 2.75%, 02/15/27(a)	EUR	356	$267,779
Goodyear Tire & Rubber Co.
9.50%, 05/31/25	USD	1,085	1,125,687
5.00%, 07/15/29		724	591,037
5.63%, 04/30/33		311	249,189
Grupo Antolin-Irausa SA, 3.50%, 04/30/28(a)	EUR	146	91,295
Titan International, Inc., 7.00%, 04/30/28	USD	348	315,744
ZF Finance GmbH(a)
2.00%, 05/06/27	EUR	200	151,401
2.75%, 05/25/27		100	77,738

			23,236,171

Automobiles — 2.4%
Allison Transmission, Inc., 5.88%, 06/01/29(c)	USD	919	831,695
Asbury Automotive Group, Inc.
4.50%, 03/01/28		751	634,595
4.75%, 03/01/30		147	114,804
5.00%, 02/15/32(c)		953	733,868
Carvana Co.(c)
5.50%, 04/15/27		1,524	830,580
4.88%, 09/01/29		1,222	595,725
Constellation Automotive Financing PLC, 4.88%, 07/15/27(a)	GBP	100	75,646
Ford Motor Co.
3.25%, 02/12/32	USD	3,346	2,410,224
6.10%, 08/19/32		876	772,282
4.75%, 01/15/43		426	282,263
5.29%, 12/08/46		532	375,060
Ford Motor Credit Co. LLC
3.81%, 01/09/24		713	689,828
4.69%, 06/09/25		200	185,599
5.13%, 06/16/25		2,014	1,900,431
4.13%, 08/04/25		2,166	1,965,753
3.38%, 11/13/25		489	432,035
4.39%, 01/08/26		507	458,889
2.70%, 08/10/26		1,611	1,336,147
4.95%, 05/28/27		969	865,104
4.13%, 08/17/27		644	554,162
3.82%, 11/02/27		200	168,000
2.90%, 02/16/28		1,644	1,292,135
5.11%, 05/03/29		1,248	1,082,890
4.00%, 11/13/30		1,424	1,110,720
3.63%, 06/17/31		1,200	891,540
Group 1 Automotive, Inc., 4.00%, 08/15/28(c)		243	195,666
Jaguar Land Rover Automotive PLC(a)
6.88%, 11/15/26	EUR	100	76,418
4.50%, 07/15/28		138	87,579
Ken Garff Automotive LLC, 4.88%, 09/15/28(c)	USD	680	555,755
LCM Investments Holdings II LLC, 4.88%, 05/01/29(c)		1,552	1,201,816
Lithia Motors, Inc., 3.88%, 06/01/29(c)		721	578,603
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(c)		975	672,214
Penske Automotive Group, Inc.
3.50%, 09/01/25		1,040	952,023
3.75%, 06/15/29		377	299,641
RCI Banque SA, (5 year EUR Swap + 2.85%), 2.63%, 02/18/30(a)(b)	EUR	600	498,279
Renault SA, 2.38%, 05/25/26(a)		100	81,700
Sonic Automotive, Inc., 4.63%, 11/15/29(c)	USD	362	284,170

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	2

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Automobiles (continued)
Volvo Car AB, 2.50%, 10/07/27(a)	EUR	100	$81,006
Wabash National Corp., 4.50%, 10/15/28(c)	USD	1,072	831,020

			26,985,865

Banks — 0.5%
Banca Monte dei Paschi di Siena SpA(a)
2.63%, 04/28/25	EUR	125	104,700
1.88%, 01/09/26		100	78,907
Banco Espirito Santo SA(d)(h)
0.00%, 01/15/22		1,900	223,451
0.00%, 01/21/22		1,100	129,367
Commerzbank AG, (5 year EUR Swap + 6.36%), 6.13%(a)(b)(i)		200	164,893
First-Citizens Bank & Trust Co., 6.00%, 04/01/36	USD	3,261	3,110,808
HSBC Bank PLC, Series 1M, (6 mo. LIBOR US + 0.25%), 3.13%(b)(i)		170	123,995
Intesa Sanpaolo SpA
5.71%, 01/15/26(c)		600	545,710
5.15%, 06/10/30(a)	GBP	125	103,792
(1 year CMT + 2.60%), 4.20%, 06/01/32(b)(c)	USD	855	576,440
(1 year CMT + 2.75%), 4.95%, 06/01/42(b)(c)		630	374,104

			5,536,167

Beverages — 1.8%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(c)(j)		3,279	2,245,329
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.00%, 09/01/29(a)	EUR	607	423,688
4.00%, 09/01/29(c)	USD	7,386	5,409,159
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.75%, 07/15/27(c)	GBP	427	308,825
Ball Corp.
2.88%, 08/15/30	USD	151	115,884
3.13%, 09/15/31		2,110	1,590,413
Canpack SA/Canpack U.S. LLC, 3.13%, 11/01/25(c)		584	513,555
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26		155	155,000
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(c)		2,321	2,204,950
OI European Group BV, 2.88%, 02/15/25(a)	EUR	100	87,715
Silgan Holdings, Inc., 4.13%, 02/01/28	USD	150	133,050
Trivium Packaging Finance BV(c)
5.50%, 08/15/26		2,693	2,408,536
8.50%, 08/15/27		5,584	4,929,624

			20,525,728

Biotechnology(a) — 0.0%
Cidron Aida Finco SARL
5.00%, 04/01/28	EUR	269	215,863
6.25%, 04/01/28	GBP	133	116,945

			332,808

Building Materials — 0.8%
HT Troplast GmbH, 9.25%, 07/15/25(a)	EUR	128	110,706
James Hardie International Finance DAC, 5.00%, 01/15/28(c)	USD	458	413,624
Jeld-Wen, Inc., 6.25%, 05/15/25(c)		852	800,880
Masonite International Corp.(c)
Class C, 5.38%, 02/01/28		239	211,403
Class C, 3.50%, 02/15/30		1,179	901,353
New Enterprise Stone & Lime Co., Inc.(c)
5.25%, 07/15/28		435	359,538

Security		Par (000)	Value

Building Materials (continued)
New Enterprise Stone & Lime Co., Inc.(c) (continued)
9.75%, 07/15/28	USD	640	$539,849
PCF GmbH, 4.75%, 04/15/26(a)	EUR	100	78,963
SRM Escrow Issuer LLC, 6.00%, 11/01/28(c)	USD	2,731	2,219,593
Standard Industries, Inc.
2.25%, 11/21/26(a)	EUR	100	76,448
5.00%, 02/15/27(c)	USD	576	509,708
4.75%, 01/15/28(c)		100	84,488
4.38%, 07/15/30(c)		2,325	1,778,625
3.38%, 01/15/31(c)		819	576,003
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(c)		923	812,240

			9,473,421

Building Products(c) — 1.5%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27		1,187	1,091,613
6.38%, 06/15/30		2,305	2,233,199
Beacon Roofing Supply, Inc., 4.13%, 05/15/29		552	447,070
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28		1,004	827,499
Foundation Building Materials, Inc., 6.00%, 03/01/29		586	427,676
GYP Holdings III Corp., 4.63%, 05/01/29		1,296	985,801
LBM Acquisition LLC, 6.25%, 01/15/29		613	415,307
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26		386	319,400
SRS Distribution, Inc.
4.63%, 07/01/28		2,495	2,143,180
6.13%, 07/01/29		2,466	1,980,449
6.00%, 12/01/29		2,622	2,091,097
White Cap Buyer LLC, 6.88%, 10/15/28		3,079	2,512,341
White Cap Parent LLC, (8.25% PIK), 8.25%, 03/15/26(j)		1,165	986,989

			16,461,621

Capital Markets — 1.5%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(c)		708	665,520
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29(c)		613	513,033
Charles Schwab Corp., Series H, (10 year CMT + 3.08%), 4.00%(b)(i)		3,275	2,405,760
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(c)		1,129	885,960
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24		591	552,916
6.25%, 05/15/26		800	747,632
5.25%, 05/15/27		2,156	1,887,599
4.38%, 02/01/29		1,324	1,065,661
Kane Bidco Ltd., 6.50%, 02/15/27(a)	GBP	165	158,033
Lehman Brothers Holding Escrow, 1.00%(d)(h)	USD	430	1,591
Lehman Brothers Holdings, Inc.(d)(h)
5.38%, 10/17/12(f)	EUR	350	1,887
4.75%, 01/16/14(f)		1,890	10,188
0.00%, 02/05/22(f)		3,950	21,292
0.00%, 12/31/49	USD	1,535	5,679
NFP Corp.(c)
4.88%, 08/15/28		2,647	2,258,725
6.88%, 08/15/28		7,250	5,655,000
Sherwood Financing PLC, 6.00%, 11/15/26(a)	GBP	100	83,602

			16,920,078

3

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals — 3.2%
Ashland LLC, 3.38%, 09/01/31(c)	USD	1,561	$1,206,520
Avient Corp., 7.13%, 08/01/30(c)		799	737,421
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25(a)	EUR	242	217,013
Axalta Coating Systems LLC, 3.38%, 02/15/29(c)	USD	2,201	1,725,474
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(c)		1,148	1,022,680
Celanese U.S. Holdings LLC, 6.17%, 07/15/27		1,120	1,059,973
Chemours Co., 5.75%, 11/15/28(c)		609	498,113
Diamond BC BV, 4.63%, 10/01/29(c)		2,340	1,628,219
Element Solutions, Inc., 3.88%, 09/01/28(c)		6,955	5,600,166
EverArc Escrow SARL, 5.00%, 10/30/29(c)		3,027	2,443,531
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(a)	EUR	100	81,344
GCP Applied Technologies, Inc., 5.50%, 04/15/26(c)	USD	791	801,876
HB Fuller Co., 4.25%, 10/15/28		606	509,888
Herens Holdco SARL, 4.75%, 05/15/28(c)		2,396	1,916,800
Herens Midco SARL, 5.25%, 05/15/29(a)	EUR	102	62,571
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(c)	USD	1,619	1,343,770
Ingevity Corp., 3.88%, 11/01/28(c)		494	408,432
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(c)(j)		1,348	1,064,920
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(c)		610	457,500
Lune Holdings SARL, 5.63%, 11/15/28(a)	EUR	150	110,300
Minerals Technologies, Inc., 5.00%, 07/01/28(c)	USD	878	764,148
Monitchem HoldCo 3 SA, 5.25%, 03/15/25(a)	EUR	122	108,207
NOVA Chemicals Corp., 4.88%, 06/01/24(c)	USD	456	428,467
Olympus Water U.S. Holding Corp., 5.38%, 10/01/29(a)	EUR	100	71,423
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/26(c)	USD	1,284	991,890
Scotts Miracle-Gro Co.
4.00%, 04/01/31		843	593,472
4.38%, 02/01/32		146	103,835
WESCO Distribution, Inc.(c)
7.13%, 06/15/25		1,940	1,941,067
7.25%, 06/15/28		2,820	2,762,053
WR Grace Holdings LLC, 5.63%, 08/15/29(c)		6,817	5,112,750

			35,773,823

Commercial Services & Supplies — 1.7%
ADT Security Corp.(c)
4.13%, 08/01/29		104	86,320
4.88%, 07/15/32		168	135,486
Albion Financing 1 SARL/Aggreko Holdings, Inc., 6.13%, 10/15/26(c)		940	794,704
AMN Healthcare, Inc., 4.00%, 04/15/29(c)		502	422,990
APX Group, Inc.(c)
6.75%, 02/15/27		1,620	1,513,353
5.75%, 07/15/29		1,478	1,168,470
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/29(c)		198	162,587
BCP V Modular Services Finance II PLC(a)
4.75%, 11/30/28	EUR	200	156,808
6.13%, 11/30/28	GBP	100	86,545
EC Finance PLC, 3.00%, 10/15/26(a)	EUR	209	177,690

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Fortress Transportation & Infrastructure Investors LLC(c)
6.50%, 10/01/25	USD	295	$277,127
9.75%, 08/01/27		261	255,208
5.50%, 05/01/28		1,713	1,370,160
Garden Spinco Corp., 8.63%, 07/20/30(c)		963	994,904
Herc Holdings, Inc., 5.50%, 07/15/27(c)		2,566	2,309,400
Hertz Corp.(c)
4.63%, 12/01/26		666	541,033
5.00%, 12/01/29		476	354,025
Inter Media & Communication SpA, 6.75%, 02/09/27(a)	EUR	100	90,652
Loxam SAS(a)
3.25%, 01/14/25		268	236,388
3.75%, 07/15/26		115	95,113
4.50%, 02/15/27		101	83,641
Metis Merger Sub LLC, 6.50%, 05/15/29(c)	USD	1,185	924,300
NESCO Holdings II, Inc., 5.50%, 04/15/29(c)		1,353	1,127,712
Paprec Holding SA, 3.50%, 07/01/28(a)	EUR	100	74,631
Prime Security Services Borrower LLC/Prime Finance, Inc.(c)
5.75%, 04/15/26	USD	978	920,239
6.25%, 01/15/28		1,862	1,588,978
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(c)		1,872	1,546,497
United Rentals North America, Inc., 5.25%, 01/15/30		496	448,895
Verisure Holding AB, 3.88%, 07/15/26(a)	EUR	140	117,765
Williams Scotsman International, Inc., 4.63%, 08/15/28(c)	USD	1,196	1,046,434

			19,108,055

Communications Equipment — 1.0%
Avaya, Inc., 6.13%, 09/15/28(c)		2,743	1,364,642
Ciena Corp., 4.00%, 01/31/30(c)		548	457,580
CommScope Technologies LLC, 6.00%, 06/15/25(c)		2,572	2,285,093
CommScope, Inc.(c)
6.00%, 03/01/26		614	565,322
8.25%, 03/01/27		115	95,019
7.13%, 07/01/28		1,152	889,240
4.75%, 09/01/29		1,804	1,471,451
Nokia OYJ, 4.38%, 06/12/27		439	395,649
Viasat, Inc.(c)
5.63%, 09/15/25		1,109	860,928
5.63%, 04/15/27		837	696,359
6.50%, 07/15/28		1,011	672,315
Viavi Solutions, Inc., 3.75%, 10/01/29(c)		1,821	1,456,946

			11,210,544

Construction Materials(c) — 0.5%
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/28		341	298,300
3.88%, 11/15/29		299	234,211
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		601	521,135
H&E Equipment Services, Inc., 3.88%, 12/15/28		358	281,030
IAA, Inc., 5.50%, 06/15/27		1,538	1,403,425
Picasso Finance Sub, Inc., 6.13%, 06/15/25		1,652	1,619,158
Thor Industries, Inc., 4.00%, 10/15/29		579	435,147
Winnebago Industries, Inc., 6.25%, 07/15/28		389	359,825

			5,152,231

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	4

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Discretionary — 2.6%
APi Group DE, Inc.(c)
4.13%, 07/15/29	USD	727	$576,148
4.75%, 10/15/29		542	449,129
Carnival Corp.
10.13%, 02/01/26(a)	EUR	201	194,035
10.50%, 02/01/26(c)	USD	2,076	2,054,015
5.75%, 03/01/27(c)		5,015	3,513,258
9.88%, 08/01/27(c)		1,778	1,742,440
4.00%, 08/01/28(c)		4,154	3,351,198
6.00%, 05/01/29(c)		1,753	1,150,967
CoreLogic, Inc., 4.50%, 05/01/28(c)		2,266	1,540,880
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26(c)		561	480,401
Life Time, Inc.(c)
5.75%, 01/15/26		1,307	1,189,370
8.00%, 04/15/26		1,019	871,245
NCL Corp. Ltd., 5.88%, 03/15/26(c)		1,545	1,175,343
NCL Finance Ltd., 6.13%, 03/15/28(c)		849	626,116
Nielsen Finance LLC/Nielsen Finance Co.(c)
5.63%, 10/01/28		1,905	1,890,765
5.88%, 10/01/30		1,190	1,185,079
Royal Caribbean Cruises Ltd.(c)
10.88%, 06/01/23		505	516,363
9.13%, 06/15/23		884	899,470
11.50%, 06/01/25		725	770,313
5.50%, 08/31/26		458	350,370
11.63%, 08/15/27		860	782,617
5.50%, 04/01/28		549	384,651
8.25%, 01/15/29(k)		923	898,416
9.25%, 01/15/29(k)		1,255	1,236,621
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26(a)	EUR	88	77,226
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(c)	USD	973	756,508

			28,662,944

Consumer Finance — 2.4%
American Express Co., (5 year CMT + 2.85%), 3.55%(b)(i)		4,020	3,098,119
Encore Capital Group, Inc.(a)
5.38%, 02/15/26	GBP	100	98,619
4.25%, 06/01/28		159	132,705
Ford Motor Credit Co. LLC, 4.54%, 03/06/25		100	99,652
HealthEquity, Inc., 4.50%, 10/01/29(c)	USD	2,839	2,398,217
Iron Mountain U.K. PLC, 3.88%, 11/15/25(a)	GBP	100	98,787
MPH Acquisition Holdings LLC, 5.50%, 09/01/28(c) .	USD	1,144	944,298
Navient Corp.
6.13%, 03/25/24		1,297	1,262,954
5.88%, 10/25/24		665	630,130
5.50%, 03/15/29		745	566,310
Nexi SpA, 0.00%, 02/24/28(a)(l)	EUR	100	68,260
OneMain Finance Corp.
6.88%, 03/15/25	USD	585	549,812
7.13%, 03/15/26		1,766	1,591,876
3.50%, 01/15/27		1,027	800,005
6.63%, 01/15/28		720	617,760
5.38%, 11/15/29		102	79,050
4.00%, 09/15/30		446	312,963
Sabre Global, Inc.(c)
9.25%, 04/15/25		1,250	1,196,762

Security		Par (000)	Value

Consumer Finance (continued)
Sabre Global, Inc.(c) (continued)
7.38%, 09/01/25	USD	822	$736,208
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(c)		2,520	2,297,925
SLM Corp., 3.13%, 11/02/26		930	769,826
Verscend Escrow Corp., 9.75%, 08/15/26(c)		9,470	9,138,550

			27,488,788

Containers & Packaging — 0.9%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(c)
6.00%, 06/15/27		2,479	2,334,483
3.25%, 09/01/28		213	173,800
Clydesdale Acquisition Holdings, Inc.(c)
6.63%, 04/15/29		2,755	2,506,885
8.75%, 04/15/30		1,713	1,416,702
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		433	392,246
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26		439	408,880
Graphic Packaging International LLC
4.75%, 07/15/27(c)		574	525,518
3.50%, 03/15/28(c)		67	56,972
2.63%, 02/01/29(a)	EUR	556	415,896
3.50%, 03/01/29(c)	USD	156	128,328
Kleopatra Finco SARL, 4.25%, 03/01/26(a)	EUR	100	78,642
LABL, Inc., 5.88%, 11/01/28(c)	USD	1,415	1,146,008
Sealed Air Corp.(c)
5.13%, 12/01/24		142	137,030
4.00%, 12/01/27		412	356,524

			10,077,914

Diversified Consumer Services — 2.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(c)
6.63%, 07/15/26		5,900	5,258,375
9.75%, 07/15/27		3,116	2,561,292
6.00%, 06/01/29		3,451	2,227,185
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(c)		6,945	5,302,442
4.88%, 06/01/28(a)	GBP	100	81,229
Brink’s Co., 5.50%, 07/15/25(c)	USD	281	265,967
Clarivate Science Holdings Corp.(c)
3.88%, 07/01/28		3,594	2,964,331
4.88%, 07/01/29		2,498	1,955,934
Garda World Security Corp., 4.63%, 02/15/27(c)		807	691,999
Graham Holdings Co., 5.75%, 06/01/26(c)		705	683,632
Rekeep SpA, 7.25%, 02/01/26(a)	EUR	100	85,754
Service Corp. International
5.13%, 06/01/29	USD	269	244,462
3.38%, 08/15/30		270	211,164
4.00%, 05/15/31		2,401	1,930,860
Sotheby’s, 7.38%, 10/15/27(c)		2,888	2,652,599

			27,117,225

Diversified Financial Services — 1.3%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28(c)		2,432	2,030,720
Barclays PLC, 5.20%, 05/12/26		800	760,457

5

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
Central Garden & Pet Co.
4.13%, 10/15/30	USD	768	$611,309
4.13%, 04/30/31(c)		998	784,677
Deutsche Bank AG, (5 year EURIBOR ICE Swap Rate + 3.30%), 4.00%, 06/24/32(a)(b)	EUR	100	83,093
Garfunkelux Holdco 3 SA(a)
6.75%, 11/01/25		200	151,183
7.75%, 11/01/25	GBP	100	87,091
Global Aircraft Leasing Co. Ltd.(c)(j) (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24	USD	708	532,573
Series 2021, (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24		1,563	1,175,905
Intrum AB(a)
4.88%, 08/15/25	EUR	200	172,712
3.50%, 07/15/26		201	156,824
ION Trading Technologies SARL, 5.75%, 05/15/28(c)	USD	1,268	1,033,420
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 08/15/28(c)		1,779	1,312,012
JPMorgan Chase & Co., (1 day SOFR + 2.58%), 5.72%, 09/14/33(b)		943	891,743
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(c)
4.25%, 02/01/27		780	628,062
4.75%, 06/15/29		370	277,000
Lincoln Financing SARL, 3.63%, 04/01/24(a)	EUR	100	94,477
OWL Rock Core Income Corp.
5.50%, 03/21/25	USD	873	821,323
7.75%, 09/16/27(c)		977	962,164
Spectrum Brands, Inc.(c)
5.00%, 10/01/29		424	337,288
5.50%, 07/15/30		292	228,324
UBS Group AG, (5 year CMT + 3.31%), 4.38%(b)(c)(i)		950	624,150
UniCredit SpA, (5 year EUR Swap + 2.80%), 2.73%, 01/15/32(a)(b)	EUR	200	155,896
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.38%, 02/01/30(c)	USD	862	704,685

			14,617,088

Diversified Telecommunication Services — 4.1%
Consolidated Communications, Inc., 6.50%, 10/01/28(c)		2,164	1,617,590
Frontier Communications Holdings LLC, 8.75%, 05/15/30(c)		1,470	1,470,941
Level 3 Financing, Inc.(c)
3.40%, 03/01/27		446	373,525
4.63%, 09/15/27		601	497,376
4.25%, 07/01/28		1,395	1,088,114
3.63%, 01/15/29		826	611,562
3.75%, 07/15/29		948	694,410
Lumen Technologies, Inc.
5.13%, 12/15/26(c)		1,660	1,428,281
4.00%, 02/15/27(c)		2,797	2,348,862
4.50%, 01/15/29(c)		2,133	1,498,433
5.38%, 06/15/29(c)		2,647	1,967,154
Series U, 7.65%, 03/15/42		506	342,439
Series W, 6.75%, 12/01/23		1,228	1,251,996
Series Y, 7.50%, 04/01/24		646	665,380
SoftBank Group Corp.(a)
2.13%, 07/06/24	EUR	149	133,980

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
SoftBank Group Corp.(a) (continued)
4.75%, 07/30/25	EUR	269	$238,849
3.13%, 09/19/25		207	173,743
2.88%, 01/06/27		118	88,224
5.00%, 04/15/28		100	77,179
Sprint Capital Corp.
6.88%, 11/15/28	USD	4,617	4,743,968
8.75%, 03/15/32		6,823	7,906,151
Switch Ltd.(c)
3.75%, 09/15/28		1,853	1,841,419
4.13%, 06/15/29		3,064	3,034,696
Telecom Italia Capital SA
6.38%, 11/15/33		1,521	1,182,471
6.00%, 09/30/34		2,322	1,730,401
7.20%, 07/18/36		266	208,459
7.72%, 06/04/38		251	200,255
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	83	83,784
Telecom Italia SpA
5.30%, 05/30/24(c)	USD	322	304,029
2.75%, 04/15/25(a)	EUR	239	215,484
3.00%, 09/30/25(a)		100	89,552
1.63%, 01/18/29(a)		410	283,308
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 04/15/28(c)	USD	869	686,484
Zayo Group Holdings, Inc.(c)
4.00%, 03/01/27		2,505	2,010,137
6.13%, 03/01/28		7,530	5,282,874

			46,371,510

Electric Utilities — 0.7%
Edison International, Series A, (5 year CMT + 4.70%), 5.38%(b)(i)		2,200	1,809,500
FirstEnergy Corp.
2.65%, 03/01/30		543	438,472
Series B, 2.25%, 09/01/30		117	90,012
Series C, 3.40%, 03/01/50		3,987	2,611,485
FirstEnergy Transmission LLC(c)
5.45%, 07/15/44		2,074	1,875,624
4.55%, 04/01/49		814	635,801
NextEra Energy Operating Partners LP, 4.25%, 07/15/24(c)		337	322,720

			7,783,614

Electrical Equipment(c) — 0.2%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26		2,205	2,028,600
GrafTech Finance, Inc., 4.63%, 12/15/28		717	535,958

			2,564,558

Electronic Equipment, Instruments & Components — 0.7%
BWX Technologies, Inc.(c)
4.13%, 06/30/28		1,415	1,235,833
4.13%, 04/15/29		1,267	1,095,993
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28		268	223,651
3.25%, 02/15/29		352	285,854
Energizer Holdings, Inc.(c)
4.75%, 06/15/28		388	307,409
4.38%, 03/31/29		96	71,211
Imola Merger Corp., 4.75%, 05/15/29(c)		2,760	2,328,474

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	6

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electronic Equipment, Instruments & Components (continued)
Vertiv Group Corp., 4.13%, 11/15/28(c)	USD	3,379	$2,720,095
Xerox Corp., 4.80%, 03/01/35		14	9,123

			8,277,643

Energy Equipment & Services — 0.8%
Archrock Partners LP/Archrock Partners Finance Corp.(c)
6.88%, 04/01/27		799	715,569
6.25%, 04/01/28		2,389	2,099,919
Nabors Industries, Inc., 5.75%, 02/01/25		1,041	942,419
Saipem Finance International BV(a)
2.63%, 01/07/25	EUR	100	84,341
3.38%, 07/15/26		100	76,450
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26	USD	1,942	1,786,640
6.88%, 09/01/27		1,063	966,081
Vallourec SA, 8.50%, 06/30/26(a)	EUR	125	114,220
Weatherford International Ltd.(c)
11.00%, 12/01/24	USD	63	64,102
6.50%, 09/15/28		673	605,700
8.63%, 04/30/30		1,439	1,253,144

			8,708,585

Entertainment — 0.3%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/29(c)		962	743,145
Lindblad Expeditions LLC, 6.75%, 02/15/27(c)		1,551	1,364,880
Motion Bondco DAC, 6.63%, 11/15/27(c)		450	380,813
NCL Corp. Ltd., 7.75%, 02/15/29(c)		575	433,952
Netflix, Inc., 4.63%, 05/15/29	EUR	100	91,416

			3,014,206

Environmental, Maintenance & Security Service — 1.1%
Clean Harbors, Inc.(c)
4.88%, 07/15/27	USD	678	618,031
5.13%, 07/15/29		909	836,898
Covanta Holding Corp.
4.88%, 12/01/29(c)		210	169,735
5.00%, 09/01/30		782	612,893
GFL Environmental, Inc.(c)
4.25%, 06/01/25		487	456,718
3.75%, 08/01/25		427	390,705
5.13%, 12/15/26		1,283	1,194,787
4.00%, 08/01/28		2,291	1,909,503
3.50%, 09/01/28		408	344,070
4.75%, 06/15/29		1,067	898,947
4.38%, 08/15/29		1,618	1,349,056
Stericycle, Inc., 3.88%, 01/15/29(c)		768	636,000
Tervita Corp., 11.00%, 12/01/25(c)		415	447,163
Waste Pro USA, Inc., 5.50%, 02/15/26(c)		3,327	2,922,869

			12,787,375

Equity Real Estate Investment Trusts (REITs) — 1.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(c)		962	788,772
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(c)		279	229,478
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(c)		774	603,735

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26(c)	USD	1,021	$819,352
Iron Mountain, Inc.(c)
5.25%, 07/15/30		694	574,264
5.63%, 07/15/32		697	557,600
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		187	161,615
4.63%, 08/01/29		2,863	2,303,484
3.50%, 03/15/31		4,369	3,041,916
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27		2,024	1,760,880
4.50%, 02/15/29(c)		997	827,232
RLJ Lodging Trust LP(c)
3.75%, 07/01/26		690	589,301
4.00%, 09/15/29		530	415,187
VICI Properties LP/VICI Note Co., Inc., 3.88%, 02/15/29(c)		241	202,176

			12,874,992

Food & Staples Retailing — 2.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(c)
3.25%, 03/15/26		1,678	1,473,849
4.63%, 01/15/27		1,668	1,490,894
5.88%, 02/15/28		1,440	1,328,400
4.88%, 02/15/30		635	537,216
Bellis Acquisition Co. PLC, 4.50%, 02/16/26(a)	GBP	225	192,911
Casino Guichard Perrachon SA, 5.25%, 04/15/27(a)	EUR	117	55,326
Darling Ingredients, Inc., 6.00%, 06/15/30(c)	USD	2,203	2,096,573
Iceland Bondco PLC, 4.63%, 03/15/25(a)	GBP	146	122,262
Kraft Heinz Foods Co.
6.50%, 02/09/40	USD	980	984,791
4.88%, 10/01/49		2,035	1,677,217
5.50%, 06/01/50		4,607	4,144,360
Lamb Weston Holdings, Inc.(c)
4.88%, 05/15/28		1,006	912,573
4.13%, 01/31/30		1,483	1,254,974
4.38%, 01/31/32		1,481	1,223,676
Ocado Group PLC, 3.88%, 10/08/26(a)	GBP	120	97,732
Performance Food Group, Inc., 4.25%, 08/01/29(c)	USD	1,890	1,573,614
Picard Groupe SAS, 3.88%, 07/01/26(a)	EUR	112	91,654
Post Holdings, Inc.(c)
5.75%, 03/01/27	USD	2	1,908
5.63%, 01/15/28		104	94,923
5.50%, 12/15/29		243	210,074
4.50%, 09/15/31		194	156,170
Premier Foods Finance PLC, 3.50%, 10/15/26(a)	GBP	100	88,766
U.S. Foods, Inc.(c)
6.25%, 04/15/25	USD	841	826,114
4.75%, 02/15/29		1,687	1,444,072
4.63%, 06/01/30		149	123,298
United Natural Foods, Inc., 6.75%, 10/15/28(c)		268	245,113

			22,448,460

Food Products — 1.0%
Aramark International Finance SARL, 3.13%, 04/01/25(a)	EUR	200	179,741
Aramark Services, Inc.(c)
5.00%, 04/01/25	USD	14	13,371

7

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food Products (continued)
Aramark Services, Inc.(c) (continued)
6.38%, 05/01/25	USD	1,513	$1,482,740
5.00%, 02/01/28		1,469	1,308,453
Chobani LLC/Chobani Finance Corp., Inc.(c)
7.50%, 04/15/25		3,915	3,581,520
4.63%, 11/15/28		2,045	1,739,354
Darling Global Finance BV, 3.63%, 05/15/26(a)	EUR	200	184,250
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/31(c)	USD	1,672	1,338,503
Pilgrim’s Pride Corp., 3.50%, 03/01/32(c)		990	746,331
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(c)		1,392	1,137,960

			11,712,223

Gas Utilities — 0.1%
DCP Midstream Operating LP, 5.63%, 07/15/27		92	88,860
Rockies Express Pipeline LLC, 4.95%, 07/15/29(c)		452	387,723
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(c)		537	440,770

			917,353

Health Care Equipment & Supplies(c) — 0.5%
Avantor Funding, Inc.
4.63%, 07/15/28		4,615	4,107,096
3.88%, 11/01/29		922	748,849
Embecta Corp., 6.75%, 02/15/30		782	721,953
Hologic, Inc., 3.25%, 02/15/29		316	258,421

			5,836,319

Health Care Providers & Services — 4.5%
180 Medical, Inc., 3.88%, 10/15/29(c)		354	293,278
Acadia Healthcare Co., Inc.(c)
5.50%, 07/01/28		604	551,171
5.00%, 04/15/29		273	241,772
AdaptHealth LLC(c)
6.13%, 08/01/28		372	333,201
5.13%, 03/01/30		146	120,381
AHP Health Partners, Inc., 5.75%, 07/15/29(c)		1,951	1,512,025
Cano Health LLC, 6.25%, 10/01/28(c)		773	730,184
Centene Corp.
2.45%, 07/15/28		3,159	2,572,121
4.63%, 12/15/29		758	681,139
3.00%, 10/15/30		4,521	3,580,361
2.50%, 03/01/31		5,181	3,905,343
2.63%, 08/01/31		1,906	1,436,501
CHS/Community Health Systems, Inc.(c)
8.00%, 03/15/26		167	144,586
5.63%, 03/15/27		1,189	915,173
6.00%, 01/15/29		2,899	2,130,726
5.25%, 05/15/30		594	413,572
Encompass Health Corp.
4.50%, 02/01/28		116	99,353
4.75%, 02/01/30		2,223	1,828,808
4.63%, 04/01/31		1,035	817,917
HCA, Inc., 4.63%, 03/15/52(c)		1,545	1,160,454
Legacy LifePoint Health LLC(c)
6.75%, 04/15/25		1,050	993,526
4.38%, 02/15/27		420	347,059
LifePoint Health, Inc., 5.38%, 01/15/29(c)		887	618,422
Medline Borrower LP(c)
3.88%, 04/01/29		559	448,145

Security		Par (000)	Value

Health Care Providers & Services (continued)
Medline Borrower LP(c) (continued)
5.25%, 10/01/29	USD	6,888	$5,200,440
ModivCare, Inc., 5.88%, 11/15/25(c)		333	307,330
Molina Healthcare, Inc.(c)
4.38%, 06/15/28		1,756	1,584,790
3.88%, 11/15/30		1,259	1,056,641
3.88%, 05/15/32		1,191	975,580
Owens & Minor, Inc., 6.63%, 04/01/30(c)		45	39,600
Prime Healthcare Services, Inc., 7.25%, 11/01/25(c)		2,232	1,992,172
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(c)		366	327,497
Surgery Center Holdings, Inc.(c)
6.75%, 07/01/25		1,992	1,840,907
10.00%, 04/15/27		3,318	3,226,722
Teleflex, Inc., 4.63%, 11/15/27		294	264,869
Tenet Healthcare Corp.
4.63%, 07/15/24		567	548,278
4.63%, 09/01/24(c)		1,234	1,194,315
4.88%, 01/01/26(c)		2,046	1,901,286
6.25%, 02/01/27(c)		679	633,609
5.13%, 11/01/27(c)		677	607,464
4.63%, 06/15/28(c)		465	406,394
6.13%, 10/01/28(c)		596	522,149
4.25%, 06/01/29(c)		92	76,199
6.13%, 06/15/30(c)		1,729	1,583,764

			50,165,224

Health Care Technology(c) — 1.7%
AthenaHealth Group, Inc., 6.50%, 02/15/30		5,124	4,050,881
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27		625	557,488
3.13%, 02/15/29		931	718,034
3.50%, 04/01/30		1,833	1,442,058
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25		5,609	5,575,037
Charles River Laboratories International, Inc.
4.25%, 05/01/28		1,108	964,924
3.75%, 03/15/29		145	120,612
4.00%, 03/15/31		420	338,698
IQVIA, Inc.
5.00%, 10/15/26		1,504	1,433,098
5.00%, 05/15/27		1,011	942,757
Syneos Health, Inc., 3.63%, 01/15/29		3,306	2,632,502

			18,776,089

Hotels, Restaurants & Leisure — 5.4%
1011778 BC ULC/New Red Finance, Inc.(c)
5.75%, 04/15/25		648	642,008
3.88%, 01/15/28		969	843,233
4.38%, 01/15/28		1,581	1,369,936
4.00%, 10/15/30		712	560,757
Accor SA, 0.70%, 12/07/27(a)	EUR	158	58,364
Boyd Gaming Corp.
4.75%, 12/01/27	USD	931	823,944
4.75%, 06/15/31(c)		1,960	1,587,012
Boyne USA, Inc., 4.75%, 05/15/29(c)		1,752	1,467,711
Caesars Entertainment, Inc.(c)
6.25%, 07/01/25		6,083	5,862,491
8.13%, 07/01/27		6,466	6,175,580
4.63%, 10/15/29		3,366	2,571,902

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	8

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(c)	USD	1,522	$1,468,578
Carnival Corp., 7.63%, 03/01/26(c)		395	300,200
CCM Merger, Inc., 6.38%, 05/01/26(c)		915	834,983
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(c)		3,368	2,941,325
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.50%, 05/01/25(c)		2,704	2,601,059
6.50%, 10/01/28		293	271,025
Churchill Downs, Inc.(c)
5.50%, 04/01/27		3,251	3,008,280
4.75%, 01/15/28		1,326	1,147,092
Cirsa Finance International SARL, 4.75%, 05/22/25(a)	EUR	147	128,220
Codere Finance 2 Luxembourg SA(a)(j)
(2% Cash or 10.75% PIK), 12.75%, 11/30/27		56	47,330
(8.00% Cash or 3.00% PIK), 11.00%, 09/30/26		130	120,081
CPUK Finance Ltd., 4.50%, 08/28/27(a)	GBP	100	93,156
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(c)
4.63%, 01/15/29	USD	236	195,290
6.75%, 01/15/30		318	241,510
Gamma Bidco SpA, 6.25%, 07/15/25(a)	EUR	249	223,153
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25(c)	USD	772	754,516
5.75%, 05/01/28(c)		682	637,670
3.75%, 05/01/29(c)		544	449,224
4.88%, 01/15/30		1,457	1,267,590
4.00%, 05/01/31(c)		723	584,423
3.63%, 02/15/32(c)		484	370,695
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		240	220,200
IRB Holding Corp., 7.00%, 06/15/25(c)		794	788,974
Merlin Entertainments Ltd., 5.75%, 06/15/26(c)		786	731,644
MGM Resorts International
6.00%, 03/15/23		1,243	1,243,373
5.75%, 06/15/25		322	307,726
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(c)		1,247	1,027,247
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(c)		1,332	1,433,565
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(c)
5.63%, 09/01/29		576	398,730
5.88%, 09/01/31		636	429,300
Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.88%, 11/01/26(c)		973	836,805
Royal Caribbean Cruises Ltd., 5.38%, 07/15/27(c)		1,330	978,268
Scientific Games International, Inc.(c)
8.63%, 07/01/25		1,054	1,079,075
7.00%, 05/15/28		706	665,652
7.25%, 11/15/29		241	224,301
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(c)		1,518	1,517,361
Station Casinos LLC(c)
4.50%, 02/15/28		1,147	941,419
4.63%, 12/01/31		1,433	1,082,324
Vail Resorts, Inc., 6.25%, 05/15/25(c)		811	799,987

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(c)	USD	811	$712,889
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(c)		1,353	1,190,911
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(c)
7.75%, 04/15/25		1,164	1,137,009
5.13%, 10/01/29		2,617	2,115,059
Yum! Brands, Inc.
4.75%, 01/15/30(c)		167	145,943
5.38%, 04/01/32		723	641,040
5.35%, 11/01/43		30	23,822

			60,320,962

Household Durables — 1.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.(c)
6.63%, 01/15/28		406	340,247
4.63%, 08/01/29		547	397,151
4.63%, 04/01/30		636	455,471
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(c)
5.00%, 06/15/29		1,154	854,272
4.88%, 02/15/30		1,693	1,253,269
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(c)		1,328	1,203,726
Installed Building Products, Inc., 5.75%, 02/01/28(c)		723	647,048
K Hovnanian Enterprises, Inc.(c)
10.00%, 11/15/25		359	376,950
7.75%, 02/15/26		1,893	1,817,280
KB Home, 7.25%, 07/15/30		328	297,660
Mattamy Group Corp.(c)
5.25%, 12/15/27		830	687,968
4.63%, 03/01/30		679	518,549
Meritage Homes Corp., 5.13%, 06/06/27		286	253,461
NCR Corp.(c)
5.75%, 09/01/27		234	212,002
5.00%, 10/01/28		563	442,956
5.13%, 04/15/29		739	554,265
6.13%, 09/01/29		815	701,728
SWF Escrow Issuer Corp., 6.50%, 10/01/29(c)		1,738	1,029,765
Taylor Morrison Communities, Inc.(c)
5.88%, 06/15/27		1,377	1,282,331
5.13%, 08/01/30		336	271,221
Tempur Sealy International, Inc.(c)
4.00%, 04/15/29		1,291	1,017,339
3.88%, 10/15/31		218	159,685
Tri Pointe Homes, Inc., 5.70%, 06/15/28		291	247,541

			15,021,885

Household Products — 0.0%
Energizer Holdings, Inc., 6.50%, 12/31/27(c)		610	541,491

Independent Power and Renewable Electricity Producers — 0.7%
Calpine Corp.(c)
5.25%, 06/01/26		136	128,200
4.50%, 02/15/28		112	98,671
5.13%, 03/15/28		2,597	2,230,476
4.63%, 02/01/29		342	278,682
5.00%, 02/01/31		311	247,107
3.75%, 03/01/31		15	11,738

9

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
Clearway Energy Operating LLC(c)
4.75%, 03/15/28	USD	823	$732,800
3.75%, 01/15/32		1,395	1,081,446
Cullinan Holdco Scsp, 4.63%, 10/15/26(a)	EUR	100	82,138
NRG Energy, Inc.
5.75%, 01/15/28	USD	248	228,875
5.25%, 06/15/29(c)		297	259,875
3.63%, 02/15/31(c)		1,497	1,167,660
3.88%, 02/15/32(c)		314	244,934
TerraForm Power Operating LLC, 4.75%, 01/15/30(c)		1,053	893,765

			7,686,367

Industrial Conglomerates — 0.0%
Resideo Funding, Inc., 4.00%, 09/01/29(c)		290	233,734

Insurance — 2.7%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(c)		1,205	927,850
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(c)
4.25%, 10/15/27		6,469	5,525,676
6.75%, 10/15/27		8,981	7,739,727
5.88%, 11/01/29		6,477	5,260,760
AmWINS Group, Inc., 4.88%, 06/30/29(c)		1,494	1,240,113
Ardonagh Midco 2 PLC, (11.50% Cash or 12.75% PIK), 11.50%, 01/15/27(c)(j)		484	491,427
Galaxy Bidco Ltd., 6.50%, 07/31/26(a)	GBP	100	90,999
GTCR AP Finance, Inc., 8.00%, 05/15/27(c)	USD	1,723	1,585,064
HUB International Ltd., 7.00%, 05/01/26(c)		6,921	6,563,980
Liberty Mutual Group, Inc., (5 year EUR Swap + 3.70%), 3.63%, 05/23/59(a)(b)	EUR	100	83,312
NFP Corp., 7.50%, 10/01/30(c)	USD	514	487,736
Ryan Specialty Group LLC, 4.38%, 02/01/30(c)		711	603,026

			30,599,670

Interactive Media & Services — 0.7%
Arches Buyer, Inc., 4.25%, 06/01/28(c)		562	438,360
Cablevision Lightpath LLC(c)
3.88%, 09/15/27		866	724,389
5.63%, 09/15/28		1,201	960,800
Iliad SA, 2.38%, 06/17/26(a)	EUR	100	86,303
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(c)
4.75%, 04/30/27	USD	1,783	1,551,210
6.00%, 02/15/28		1,115	864,301
10.75%, 06/01/28		485	451,720
Twitter, Inc.(c)
3.88%, 12/15/27		1,922	1,802,308
5.00%, 03/01/30		660	632,484
United Group BV(a)
4.88%, 07/01/24	EUR	199	181,136
4.00%, 11/15/27		324	223,617

			7,916,628

Internet Software & Services — 1.7%
ANGI Group LLC, 3.88%, 08/15/28(c)	USD	1,361	959,937
Endurance International Group Holdings, Inc., 6.00%, 02/15/29(c)		614	407,603
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(c)
5.25%, 12/01/27		1,113	1,025,096

Security		Par (000)	Value

Internet Software & Services (continued)
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(c) (continued)
3.50%, 03/01/29	USD	998	$816,244
Match Group Holdings II LLC(c)
4.63%, 06/01/28		813	710,359
5.63%, 02/15/29		318	289,550
4.13%, 08/01/30		181	148,646
3.63%, 10/01/31		1,051	793,505
NortonLifeLock, Inc., 7.13%, 09/30/30(c)		1,118	1,081,341
Uber Technologies, Inc.
7.50%, 05/15/25(c)		2,820	2,812,950
0.00%, 12/15/25(l)		1,757	1,458,148
8.00%, 11/01/26(c)		1,878	1,875,033
7.50%, 09/15/27(c)		2,655	2,601,900
6.25%, 01/15/28(c)		1,356	1,261,080
4.50%, 08/15/29(c)		2,888	2,427,725

			18,669,117

IT Services — 2.9%
Ahead DB Holdings LLC, 6.63%, 05/01/28(c)		886	755,212
Block, Inc., 3.50%, 06/01/31		6,684	5,182,205
Booz Allen Hamilton, Inc.(c)
3.88%, 09/01/28		1,374	1,182,001
4.00%, 07/01/29		2,334	1,996,880
CA Magnum Holdings, 5.38%, 10/31/26(c)		2,652	2,214,420
Camelot Finance SA, 4.50%, 11/01/26(c)		2,737	2,476,465
Condor Merger Sub, Inc., 7.38%, 02/15/30(c)		3,136	2,563,884
Dun & Bradstreet Corp., 5.00%, 12/15/29(c)		2,251	1,857,075
Fair Isaac Corp., 4.00%, 06/15/28(c)		1,959	1,669,225
Gartner, Inc.(c)
4.50%, 07/01/28		1,479	1,322,522
3.63%, 06/15/29		855	711,787
3.75%, 10/01/30		197	161,273
Global Payments, Inc.
4.95%, 08/15/27		385	366,805
5.40%, 08/15/32		1,523	1,413,300
5.95%, 08/15/52		1,942	1,710,974
KBR, Inc., 4.75%, 09/30/28(c)		1,050	902,030
La Financiere Atalian SASU, 5.13%, 05/15/25(a)	EUR	100	92,982
Science Applications International Corp., 4.88%, 04/01/28(c)	USD	1,024	911,007
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25(c)		816	795,145
Twilio, Inc., 3.88%, 03/15/31		1,829	1,435,714
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(c)		3,017	2,461,691

			32,182,597

Leisure Products — 0.3%
Mattel, Inc.
3.75%, 04/01/29(c)		407	342,203
6.20%, 10/01/40		1,016	956,354
5.45%, 11/01/41		1,827	1,530,637

			2,829,194

Life Sciences Tools & Services(a) — 0.0%
Avantor Funding, Inc., 3.88%, 07/15/28	EUR	100	84,303
IQVIA, Inc.
1.75%, 03/15/26		330	280,014
2.25%, 03/15/29		100	74,751

			439,068

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	10

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Machinery — 1.3%
ATS Automation Tooling Systems, Inc., 4.13%, 12/15/28(c)	USD	553	$458,523
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(c)(j)		1,662	1,558,125
Madison IAQ LLC, 5.88%, 06/30/29(c)		1,608	1,120,068
Mueller Water Products, Inc., 4.00%, 06/15/29(c)		565	480,821
Novafives SAS, 5.00%, 06/15/25(a)	EUR	100	61,477
OT Merger Corp., 7.88%, 10/15/29(c)	USD	621	420,727
Renk AG/Frankfurt am Main, 5.75%, 07/15/25(a)	EUR	129	115,537
Schenck Process Holding GmbH/Darmstadt, 5.38%, 06/15/23(a)		100	95,432
Stevens Holding Co., Inc., 6.13%, 10/01/26(c)	USD	813	794,545
Terex Corp., 5.00%, 05/15/29(c)		1,766	1,515,645
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26(c)		3,261	2,577,597
TK Elevator Holdco GmbH
6.63%, 07/15/28(a)	EUR	90	69,241
7.63%, 07/15/28(c)	USD	1,284	1,075,350
TK Elevator Midco GmbH, 4.38%, 07/15/27(a)	EUR	568	466,210
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(c)	USD	4,038	3,433,148

			14,242,446

Media — 13.0%
Altice Financing SA
5.00%, 01/15/28(c)		1,693	1,304,084
4.25%, 08/15/29(a)	EUR	101	76,474
5.75%, 08/15/29(c)	USD	3,501	2,679,035
Altice France Holding SA(c)
8.00%, 05/15/27	EUR	100	74,096
10.50%, 05/15/27	USD	7,363	5,767,110
AMC Networks, Inc.
4.75%, 08/01/25		1,216	1,086,535
4.25%, 02/15/29		684	505,723
Block Communications, Inc., 4.88%, 03/01/28(c)		791	684,215
Cable One, Inc.
1.13%, 03/15/28		1,164	838,080
4.00%, 11/15/30(c)		1,300	1,011,933
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27(c)		621	560,453
5.00%, 02/01/28(c)		211	181,937
5.38%, 06/01/29(c)		2,119	1,854,803
6.38%, 09/01/29(c)		3,599	3,304,242
4.75%, 03/01/30(c)		2,118	1,718,227
4.50%, 08/15/30(c)		1,597	1,262,971
4.25%, 02/01/31(c)		1,994	1,529,478
4.75%, 02/01/32(c)		3,391	2,640,843
4.50%, 05/01/32		1,498	1,142,480
4.50%, 06/01/33(c)		1,587	1,172,428
4.25%, 01/15/34(c)		5,012	3,587,489
Charter Communications Operating LLC/Charter Communications Operating Capital
5.25%, 04/01/53		1,849	1,415,882
5.50%, 04/01/63		1,227	927,008
Clear Channel International BV, 6.63%, 08/01/25(c)		1,965	1,825,895
Clear Channel Outdoor Holdings, Inc.(c)
5.13%, 08/15/27		5,413	4,572,562
7.75%, 04/15/28		4,423	3,339,365
7.50%, 06/01/29		4,136	2,998,600
CMG Media Corp., 8.88%, 12/15/27(c)		3,833	2,928,278

Security		Par (000)	Value

Media (continued)
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(c)	USD	7,495	$6,554,769
CSC Holdings LLC
5.25%, 06/01/24		859	794,575
5.75%, 01/15/30(c)		1,198	851,496
4.13%, 12/01/30(c)		2,781	2,077,963
4.63%, 12/01/30(c)		1,430	972,400
3.38%, 02/15/31(c)		1,353	953,865
4.50%, 11/15/31(c)		2,998	2,252,038
Directv Financing LLC/Directv Financing Co.-
Obligor, Inc., 5.88%, 08/15/27(c)		2,469	2,128,550
DISH DBS Corp.
5.25%, 12/01/26(c)		4,423	3,623,529
5.75%, 12/01/28(c)		4,158	3,142,367
5.13%, 06/01/29		2,490	1,462,875
Frontier Communications Holdings LLC(c)
5.88%, 10/15/27		1,384	1,240,382
5.00%, 05/01/28		2,386	2,047,665
6.75%, 05/01/29		2,102	1,734,150
6.00%, 01/15/30		1,437	1,128,943
GCI LLC, 4.75%, 10/15/28(c)		874	725,643
Iliad Holding SASU(c)
6.50%, 10/15/26		3,036	2,654,678
7.00%, 10/15/28		1,741	1,491,550
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(a)	EUR	131	100,341
Lamar Media Corp., 3.75%, 02/15/28	USD	148	129,280
LCPR Senior Secured Financing DAC(c)
6.75%, 10/15/27		1,657	1,375,310
5.13%, 07/15/29		1,939	1,460,197
Liberty Broadband Corp.(c)
1.25%, 09/30/50		2,444	2,309,580
2.75%, 09/30/50		4,421	4,238,519
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(c)(j)		1,051	409,240
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(c)		3,863	2,877,935
Live Nation Entertainment, Inc.(c)
4.88%, 11/01/24		134	129,625
6.50%, 05/15/27		5,218	5,021,020
4.75%, 10/15/27		1,381	1,198,963
3.75%, 01/15/28		1,342	1,137,345
Lorca Telecom Bondco SA, 4.00%, 09/18/27(a)	EUR	151	128,533
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(c)	USD	972	866,009
Outfront Media Capital LLC/Outfront Media Capital Corp.(c)
5.00%, 08/15/27		2,214	1,934,040
4.25%, 01/15/29		698	548,279
Radiate Holdco LLC/Radiate Finance, Inc.(c)
4.50%, 09/15/26		2,818	2,311,408
6.50%, 09/15/28		6,229	4,344,727
Sable International Finance Ltd., 5.75%, 09/07/27(c)		539	470,951
Scripps Escrow II, Inc., 3.88%, 01/15/29(c)		87	69,356
SES SA, (5 year EUR Swap + 5.40%), 5.63%(a)(b)(i)	EUR	100	93,967
Sinclair Television Group, Inc., 4.13%, 12/01/30(c)	USD	2,814	2,117,535
Sirius XM Radio, Inc.(c)
3.13%, 09/01/26		2,692	2,364,182
5.00%, 08/01/27		847	777,122
4.00%, 07/15/28		927	788,488

11

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Sirius XM Radio, Inc.(c) (continued)
5.50%, 07/01/29	USD	88	$79,154
4.13%, 07/01/30		257	208,900
3.88%, 09/01/31		1,628	1,262,416
Stagwell Global LLC, 5.63%, 08/15/29(c)		553	454,881
Summer BC Holdco A SARL, 9.25%, 10/31/27(a)	EUR	180	140,498
Summer BC Holdco B SARL, 5.75%, 10/31/26(a)		100	83,324
Summer BidCo BV, (9.00% Cash or 9.75% PIK), 9.00%, 11/15/25(a)(j)		158	114,046
Tele Columbus AG, 3.88%, 05/02/25(a)		185	146,209
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(c)	USD	2,000	1,734,540
Univision Communications, Inc.(c)
5.13%, 02/15/25		800	759,496
6.63%, 06/01/27		1,018	960,699
7.38%, 06/30/30		1,033	985,787
UPC Broadband Finco BV, 4.88%, 07/15/31(c)		2,494	1,935,419
Videotron Ltd., 3.63%, 06/15/29(c)		1,518	1,229,565
Virgin Media Finance PLC, 3.75%, 07/15/30(a)	EUR	142	99,400
Virgin Media Secured Finance PLC, 4.50%, 08/15/30(c)	USD	350	273,158
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(a)	GBP	100	83,078
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(c)	USD	2,360	1,908,650
VZ Secured Financing BV, 3.50%, 01/15/32(a)	EUR	170	119,125
Warnermedia Holdings, Inc.(c)
5.14%, 03/15/52	USD	6,425	4,669,809
5.39%, 03/15/62		3,278	2,376,260
WMG Acquisition Corp.
3.88%, 07/15/30(c)		655	536,620
2.25%, 08/15/31(a)	EUR	141	98,458
Ziggo Bond Co. BV(c)
6.00%, 01/15/27	USD	291	242,985
5.13%, 02/28/30		868	620,620
Ziggo BV, 4.88%, 01/15/30(c)		1,165	920,350

			146,073,063

Metals & Mining — 3.0%
Arconic Corp.(c)
6.00%, 05/15/25		1,484	1,428,447
6.13%, 02/15/28		2,237	1,976,009
ATI, Inc.
4.88%, 10/01/29		550	456,649
5.13%, 10/01/31		1,063	868,396
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(c)		4,781	4,400,337
Carpenter Technology Corp.
6.38%, 07/15/28		168	155,803
7.63%, 03/15/30		1,007	969,540
Commercial Metals Co.
4.13%, 01/15/30		372	305,418
4.38%, 03/15/32		398	314,420
Constellium SE
4.25%, 02/15/26(a)	EUR	200	175,429
5.88%, 02/15/26(c)	USD	1,569	1,439,557
5.63%, 06/15/28(c)		1,499	1,229,411
3.75%, 04/15/29(c)		3,743	2,732,693
ERO Copper Corp., 6.50%, 02/15/30(c)		829	622,268

Security		Par (000)	Value

Metals & Mining (continued)
FMG Resources August Pty. Ltd., 6.13%, 04/15/32(c)	USD	2,088	$1,794,114
Kaiser Aluminum Corp.(c)
4.63%, 03/01/28		1,190	970,944
4.50%, 06/01/31		1,624	1,188,346
Mineral Resources Ltd., 8.50%, 05/01/30(c)		651	629,126
New Gold, Inc., 7.50%, 07/15/27(c)		2,345	1,852,550
Novelis Corp.(c)
3.25%, 11/15/26		3,387	2,827,231
4.75%, 01/30/30		2,681	2,198,420
3.88%, 08/15/31		3,143	2,344,427
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(a)	EUR	1,229	945,819
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(c)	USD	659	555,860
U.S. Steel Corp., 6.88%, 03/01/29		453	411,709
Vedanta Resources Finance II PLC, 8.95%, 03/11/25(c)		577	390,918

			33,183,841

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.50%, 11/01/23(c)		157	154,253

Multiline Retail — 0.2%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(c)		2,132	1,958,992

Offshore Drilling & Other Services(c) — 0.1%
Entegris, Inc.
4.38%, 04/15/28		1,073	909,711
3.63%, 05/01/29		458	362,442

			1,272,153

Oil, Gas & Consumable Fuels — 14.7%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(c)		2,852	2,756,002
Antero Midstream Partners LP/Antero Midstream Finance Corp.(c)
5.75%, 03/01/27		669	618,736
5.38%, 06/15/29		1,137	1,003,857
Antero Resources Corp., 7.63%, 02/01/29(c)		410	409,242
Apache Corp.
4.25%, 01/15/30		1,185	1,036,283
5.10%, 09/01/40		808	652,270
5.35%, 07/01/49		604	474,140
Arcosa, Inc., 4.38%, 04/15/29(c)		1,988	1,689,800
Ascent Resources Utica Holdings LLC/ARU
Finance Corp.(c)
9.00%, 11/01/27		3,527	4,302,248
5.88%, 06/30/29		1,004	893,560
Buckeye Partners LP
4.13%, 03/01/25(c)		34	31,119
5.85%, 11/15/43		816	604,451
5.60%, 10/15/44		553	388,198
Callon Petroleum Co.
6.38%, 07/01/26		655	590,214
8.00%, 08/01/28(c)		3,400	3,136,500
7.50%, 06/15/30(c)		2,743	2,401,510
Cellnex Telecom SA(a)
1.75%, 10/23/30	EUR	100	68,946
Series CLNX, 0.75%, 11/20/31		900	574,599
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(c)	USD	2,758	2,622,017

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	12

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Cheniere Energy Partners LP
4.50%, 10/01/29	USD	3,555	$3,129,786
4.00%, 03/01/31		3,731	3,128,369
3.25%, 01/31/32		3,454	2,652,171
Chesapeake Energy Corp.(c)
5.88%, 02/01/29		96	89,027
6.75%, 04/15/29		2,570	2,463,653
CITGO Petroleum Corp.(c)
7.00%, 06/15/25		1,453	1,388,385
6.38%, 06/15/26		1,302	1,215,432
Civitas Resources, Inc., 5.00%, 10/15/26(c)		477	433,345
CNX Midstream Partners LP, 4.75%, 04/15/30(c)		520	408,153
CNX Resources Corp.(c)
6.00%, 01/15/29		518	472,675
7.38%, 01/15/31		1,005	982,965
Colgate Energy Partners III LLC(c)
7.75%, 02/15/26		894	877,485
5.88%, 07/01/29		1,986	1,772,763
Comstock Resources, Inc.(c)
6.75%, 03/01/29		2,456	2,265,188
5.88%, 01/15/30		2,798	2,436,932
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(c)		5,145	4,355,371
Crescent Energy Finance LLC, 7.25%, 05/01/26(c)		3,339	2,999,824
Crestwood Midstream Partners LP/Crestwood
Midstream Finance Corp.(c)
5.63%, 05/01/27		423	382,815
6.00%, 02/01/29		334	298,930
8.00%, 04/01/29		534	513,975
CrownRock LP/CrownRock Finance, Inc.(c)
5.63%, 10/15/25		3,664	3,507,804
5.00%, 05/01/29		162	142,934
DCP Midstream Operating LP
5.13%, 05/15/29		145	135,869
6.45%, 11/03/36(c)		920	840,519
6.75%, 09/15/37(c)		2,031	1,969,334
Diamondback Energy, Inc., 4.25%, 03/15/52		873	637,319
DT Midstream, Inc.(c)
4.13%, 06/15/29		2,235	1,888,575
4.38%, 06/15/31		2,745	2,263,856
Dycom Industries, Inc., 4.50%, 04/15/29(c)		564	475,268
Earthstone Energy Holdings LLC, 8.00%, 04/15/27(c)		1,541	1,452,393
eG Global Finance PLC
6.75%, 02/07/25(c)		1,158	1,044,539
6.25%, 10/30/25(a)	EUR	263	222,864
8.50%, 10/30/25(c)	USD	1,586	1,387,090
EG Global Finance PLC, 4.38%, 02/07/25(a)	EUR	133	112,098
Energy Transfer LP, Series H, (5 year CMT + 5.69%), 6.50%(b)(i)	USD	3,577	3,115,939
EnLink Midstream LLC
5.63%, 01/15/28(c)		1,411	1,319,285
5.38%, 06/01/29		1,369	1,252,635
6.50%, 09/01/30(c)		1,135	1,108,328
EnLink Midstream Partners LP
4.15%, 06/01/25		43	39,915
4.85%, 07/15/26		297	272,760
5.60%, 04/01/44		1,433	1,090,079
5.05%, 04/01/45		220	154,190
5.45%, 06/01/47		246	179,695

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
EQM Midstream Partners LP
6.00%, 07/01/25(c)	USD	492	$454,918
4.13%, 12/01/26		361	305,828
6.50%, 07/01/27(c)		1,929	1,782,567
4.50%, 01/15/29(c)		147	118,435
7.50%, 06/01/30(c)		421	397,833
4.75%, 01/15/31(c)		1,748	1,387,475
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25		472	426,735
7.75%, 02/01/28		188	163,560
Gulfport Energy Corp., 8.00%, 05/17/26(c)		152	151,240
Harbour Energy PLC, 5.50%, 10/15/26(c)		420	375,900
Harvest Midstream I LP, 7.50%, 09/01/28(c)		315	294,417
Hess Midstream Operations LP, 4.25%, 02/15/30(c)		1,313	1,060,248
Hilcorp Energy I LP/Hilcorp Finance Co.(c)
6.25%, 11/01/28		514	474,258
5.75%, 02/01/29		221	193,213
6.00%, 04/15/30		60	52,291
6.00%, 02/01/31		59	51,117
ITT Holdings LLC, 6.50%, 08/01/29(c)		1,889	1,465,429
Kinetik Holdings LP, 5.88%, 06/15/30(c)		2,774	2,540,038
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(c)		135	129,380
MasTec, Inc., 4.50%, 08/15/28(c)		951	830,087
Matador Resources Co., 5.88%, 09/15/26		3,437	3,315,571
MPLX LP, 4.95%, 03/14/52		2,212	1,731,049
Murphy Oil Corp.
5.75%, 08/15/25		233	224,686
5.88%, 12/01/27		228	213,121
6.13%, 12/01/42		141	112,149
Murphy Oil USA, Inc., 4.75%, 09/15/29		928	821,280
Nabors Industries Ltd.(c)
7.25%, 01/15/26		596	518,591
7.50%, 01/15/28		1,483	1,210,574
Nabors Industries, Inc., 7.38%, 05/15/27(c)		1,461	1,348,430
Neptune Energy Bondco PLC, 6.63%, 05/15/25(c)		200	185,673
New Fortress Energy, Inc.(c)
6.75%, 09/15/25		3,227	3,056,614
6.50%, 09/30/26		5,208	4,811,671
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(c)		948	843,350
NGPL PipeCo LLC, 7.77%, 12/15/37(c)		1,640	1,657,523
Northern Oil & Gas, Inc., 8.13%, 03/01/28(c)		3,995	3,745,312
NuStar Logistics LP
5.75%, 10/01/25		719	666,348
6.00%, 06/01/26		908	831,170
6.38%, 10/01/30		75	64,175
Occidental Petroleum Corp.
6.95%, 07/01/24		363	372,983
8.00%, 07/15/25		138	146,280
5.88%, 09/01/25		444	445,343
8.88%, 07/15/30		549	611,202
6.63%, 09/01/30		3,252	3,300,780
7.50%, 05/01/31		581	607,145
6.45%, 09/15/36		1,102	1,102,000
6.20%, 03/15/40		3,715	3,594,262
6.60%, 03/15/46		387	398,610
Parkland Corp., 5.88%, 07/15/27(c)		1,223	1,133,721
PDC Energy, Inc., 6.13%, 09/15/24		356	350,367

13

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Permian Resources Operating LLC, 6.88%, 04/01/27(c)	USD	1,222	$1,182,230
Range Resources Corp., 4.88%, 05/15/25		464	437,357
Rockcliff Energy II LLC, 5.50%, 10/15/29(c)		1,911	1,673,226
SM Energy Co.
5.63%, 06/01/25		380	364,800
6.75%, 09/15/26		724	696,850
6.63%, 01/15/27		85	81,590
6.50%, 07/15/28		471	447,602
Southwestern Energy Co.
5.70%, 01/23/25		11	10,770
5.38%, 02/01/29		1,724	1,563,323
4.75%, 02/01/32		856	717,414
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27		339	323,253
5.88%, 03/15/28		808	733,214
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(c)
6.00%, 03/01/27		250	226,815
6.00%, 12/31/30		171	145,369
6.00%, 09/01/31		686	579,670
Tap Rock Resources LLC, 7.00%, 10/01/26(c)		4,398	4,020,542
Transocean, Inc., 11.50%, 01/30/27(c)		965	892,567
UGI International LLC, 2.50%, 12/01/29(a)	EUR	100	72,924
Venture Global Calcasieu Pass LLC(c)
3.88%, 08/15/29	USD	4,750	4,074,930
4.13%, 08/15/31		3,821	3,169,405
3.88%, 11/01/33		7,004	5,445,610
Vermilion Energy, Inc., 6.88%, 05/01/30(c)		807	742,440
Western Midstream Operating LP
4.75%, 08/15/28		145	131,950
5.45%, 04/01/44		1,561	1,280,554
5.30%, 03/01/48		1,851	1,522,447
5.50%, 08/15/48		703	568,551
5.50%, 02/01/50		3,337	2,694,627

			165,009,203

Personal Products — 0.0%
Coty, Inc.(a)
3.88%, 04/15/26	EUR	106	93,497
4.75%, 04/15/26		100	84,510
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29(c)	USD	83	70,217

			248,224

Pharmaceuticals — 1.1%
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28(a)	EUR	100	80,338
5.50%, 01/15/28(c)	USD	1,643	1,355,475
Elanco Animal Health, Inc., 6.40%, 08/28/28		241	212,752
Gruenenthal GmbH(a)
3.63%, 11/15/26	EUR	100	83,794
4.13%, 05/15/28		117	94,962
Jazz Securities DAC, 4.38%, 01/15/29(c)	USD	1,994	1,722,317
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24(a)	EUR	300	266,084
Option Care Health, Inc., 4.38%, 10/31/29(c)	USD	1,054	890,630
Organon & Co./Organon Foreign Debt Co-Issuer BV(c) 4.13%, 04/30/28		2,205	1,885,275

Security		Par (000)	Value

Pharmaceuticals (continued)
Organon & Co./Organon Foreign Debt Co-Issuer BV(c) (continued)
5.13%, 04/30/31	USD	1,880	$1,540,021
PRA Health Sciences, Inc., 2.88%, 07/15/26(c)		2,163	1,903,109
Prestige Brands, Inc., 3.75%, 04/01/31(c)		834	647,935
Rossini SARL, 6.75%, 10/30/25(a)	EUR	101	95,767
Teva Pharmaceutical Finance Netherlands II BV
6.00%, 01/31/25		100	95,665
4.50%, 03/01/25		100	92,266
3.75%, 05/09/27		100	82,404
1.63%, 10/15/28(a)		100	69,051
Teva Pharmaceutical Finance Netherlands III BV
7.13%, 01/31/25	USD	500	485,875
3.15%, 10/01/26		248	202,089

			11,805,809

Real Estate — 0.1%
VICI Properties LP, 5.63%, 05/15/52		1,030	852,210
VICI Properties LP/VICI Note Co., Inc., 4.50%, 01/15/28(c)		323	286,562

			1,138,772

Real Estate Management & Development — 0.6%
Adler Group SA(a)
3.25%, 08/05/25	EUR	200	107,806
2.75%, 11/13/26		200	98,005
Aroundtown SA, (5 year GBP Swap + 4.38%), 4.75%(a)(b)(i)	GBP	215	160,839
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(c)	USD	1,451	1,345,875
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24(a)	EUR	100	70,926
Fastighets AB Balder, (5 year EUR Swap + 3.19%), 2.87%, 06/02/81(a)(b)		175	114,268
Heimstaden Bostad AB, (5 year EUR Swap + 3.15%), 2.63%(a)(b)(i)		200	113,803
Howard Hughes Corp.(c)
5.38%, 08/01/28	USD	958	795,140
4.13%, 02/01/29		943	728,468
4.38%, 02/01/31		660	474,081
Realogy Group LLC/Realogy Co.-Issuer Corp.(c)
5.75%, 01/15/29		1,495	1,078,269
5.25%, 04/15/30		714	484,870
Starwood Property Trust, Inc., 4.38%, 01/15/27(c)		406	346,109
WeWork Cos. LLC/WW Co.-Obligor, Inc., 5.00%, 07/10/25(c)		1,057	613,234

			6,531,693

Road & Rail — 0.2%
Autostrade per l’Italia SpA(a)
1.88%, 11/04/25	EUR	100	88,205
2.00%, 01/15/30		279	204,077
Seaspan Corp., 5.50%, 08/01/29(c)	USD	1,800	1,422,000

			1,714,282

Semiconductors & Semiconductor Equipment — 1.3%
ams-OSRAM AG, Series AMS, 0.00%, 03/05/25(a)(l)	EUR	200	155,493
Entegris Escrow Corp., 4.75%, 04/15/29(c)	USD	6,364	5,605,568
Sensata Technologies BV(c)
5.63%, 11/01/24		1,400	1,392,132
5.00%, 10/01/25		2,021	1,928,175
4.00%, 04/15/29		1,041	861,416

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	14

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Sensata Technologies BV(c) (continued)
5.88%, 09/01/30	USD	1,160	$1,085,365
Sensata Technologies, Inc.(c)
4.38%, 02/15/30		3,123	2,609,298
3.75%, 02/15/31		146	115,005
Synaptics, Inc., 4.00%, 06/15/29(c)		1,222	983,777

			14,736,229

Software — 2.9%
ACI Worldwide, Inc., 5.75%, 08/15/26(c)		1,133	1,070,345
Black Knight InfoServ LLC, 3.63%, 09/01/28(c)		1,997	1,702,443
Boxer Parent Co., Inc.
6.50%, 10/02/25(a)	EUR	173	158,528
7.13%, 10/02/25(c)	USD	1,099	1,077,102
9.13%, 03/01/26(c)		3,346	3,215,506
Elastic NV, 4.13%, 07/15/29(c)		2,011	1,588,368
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 4.63%, 05/01/28(c)		959	716,373
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(c)		1,386	1,072,893
Maxar Technologies, Inc., 7.75%, 06/15/27(c)		421	395,681
MicroStrategy, Inc., 6.13%, 06/15/28(c)		2,441	2,011,262
MSCI, Inc.(c)
3.63%, 09/01/30		551	453,361
3.88%, 02/15/31		821	691,252
3.63%, 11/01/31		798	640,251
3.25%, 08/15/33		976	753,697
Open Text Corp.(c)
3.88%, 02/15/28		29	23,984
3.88%, 12/01/29		1,634	1,258,556
Open Text Holdings, Inc., 4.13%, 02/15/30(c)		1,480	1,181,943
Picard Midco, Inc., 6.50%, 03/31/29		9,649	8,150,510
Playtika Holding Corp., 4.25%, 03/15/29(c)		2,013	1,609,877
PTC, Inc., 4.00%, 02/15/28(c)		493	431,170
SS&C Technologies, Inc., 5.50%, 09/30/27(c)		4,851	4,425,053
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(c)		321	245,836

			32,873,991

Specialty Retail — 0.6%
Arko Corp., 5.13%, 11/15/29(c)		981	765,180
Carvana Co., 10.25%, 05/01/30(c)		843	562,702
Douglas GmbH, 6.00%, 04/08/26(a)	EUR	100	74,492
Goldstory SASU, 5.38%, 03/01/26(a)		100	83,304
PetSmart, Inc./PetSmart Finance Corp.(c)
4.75%, 02/15/28	USD	695	594,773
7.75%, 02/15/29		3,269	2,922,290
Staples, Inc., 7.50%, 04/15/26(c)		1,942	1,630,523
Tendam Brands SAU, (3 mo. EURIBOR + 5.25%), 5.52%, 09/15/24(a)(b)	EUR	100	92,468

			6,725,732

Technology Hardware, Storage & Peripherals — 0.2%
Coherent Corp., 5.00%, 12/15/29(c)	USD	2,186	1,808,259

Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc.(c)
4.25%, 03/15/29		369	293,355
4.13%, 08/15/31		971	739,106
European TopSoho SARL, Series SMCP, 4.00%, 09/21/21(a)(d)(h)	EUR	200	169,768

Security		Par (000)	Value

Textiles, Apparel & Luxury Goods (continued)
Kontoor Brands, Inc., 4.13%, 11/15/29(c)	USD	525	$418,283
Levi Strauss & Co., 3.50%, 03/01/31(c)		914	712,920
William Carter Co., 5.63%, 03/15/27(c)		543	507,672

			2,841,104

Thrifts & Mortgage Finance — 0.5%
Enact Holdings, Inc., 6.50%, 08/15/25(c)		2,158	2,062,379
Home Point Capital, Inc., 5.00%, 02/01/26(c)		1,023	640,654
Jerrold Finco PLC(a)
4.88%, 01/15/26	GBP	100	86,532
5.25%, 01/15/27		140	116,691
MGIC Investment Corp., 5.25%, 08/15/28	USD	857	765,627
Nationstar Mortgage Holdings, Inc.(c)
6.00%, 01/15/27		85	72,569
5.13%, 12/15/30		569	412,639
5.75%, 11/15/31		527	386,488
Rocket Mortgage LLC/Rocket Mortgage Co.- Issuer, Inc., 2.88%, 10/15/26(c)		1,646	1,349,720

			5,893,299

Transportation — 0.0%
Autostrade per l’Italia SpA, 2.00%, 12/04/28(a)	EUR	226	170,500

Transportation Infrastructure(a) — 0.0%
Autostrade per l’Italia SpA, 1.63%, 01/25/28		150	115,571
Heathrow Finance PLC, 4.13%, 09/01/29(m)	GBP	115	90,647

			206,218

Utilities — 0.3%
Consensus Cloud Solutions, Inc.(c)
6.00%, 10/15/26	USD	386	340,141
6.50%, 10/15/28		475	403,214
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(c)		1,515	1,313,429
Thames Water Kemble Finance PLC, 4.63%, 05/19/26(a)	GBP	152	140,859
Vistra Operations Co. LLC(c)
5.50%, 09/01/26	USD	91	84,403
5.00%, 07/31/27		91	82,196
4.38%, 05/01/29		868	721,942

			3,086,184

Wireless Telecommunication Services — 1.4%
Altice France SA
5.88%, 02/01/27(a)	EUR	100	84,544
8.13%, 02/01/27(c)	USD	2,712	2,423,850
5.50%, 01/15/28(c)		1,286	1,018,370
4.13%, 01/15/29(a)	EUR	200	148,968
5.13%, 01/15/29(c)	USD	794	585,766
5.13%, 07/15/29(c)		569	425,106
5.50%, 10/15/29(c)		1,890	1,422,005
SBA Communications Corp.
3.13%, 02/01/29		584	469,694
3.88%, 02/15/27		5,258	4,663,373
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/29(c)		1,609	1,078,366
VICI Properties LP/VICI Note Co., Inc.(c)
3.50%, 02/15/25		401	370,668
4.63%, 06/15/25		257	241,844
4.50%, 09/01/26		30	27,397
4.25%, 12/01/26		66	59,571
4.63%, 12/01/29		597	517,921

15

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
VICI Properties LP/VICI Note Co., Inc.(c) (continued)
4.13%, 08/15/30	USD	794	$663,165
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29(a)	GBP	200	168,041
4.25%, 01/31/31(c)	USD	257	194,726
4.50%, 07/15/31(a)	GBP	201	158,782
4.75%, 07/15/31(c)	USD	1,668	1,286,855
Vodafone Group PLC, (5 year EUR Swap + 3.23%), 3.00%, 08/27/80(a)(b)	EUR	100	72,303

			16,081,315

Total Corporate Bonds — 110.4% (Cost: $1,450,288,150)			1,240,088,017

Floating Rate Loan Interests(b)

Aerospace & Defense — 0.7%
Cobham Ultra U.S. Co-Borrower LLC, USD Term Loan B, (6 mo. LIBOR + 3.75%, 0.50% Floor), 7.06%, 08/03/29	USD	412	393,460
Peraton Corp.
2nd Lien Term Loan B1, (1 mo. LIBOR + 7.75%, 0.75% Floor), 10.57%, 02/01/29		2,790	2,631,421
Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.87%, 02/01/28		4,114	3,891,433
Spirit Aerosystems, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%, 0.50% Floor), 6.87%, 01/15/25.		1,106	1,092,597
WP CPP Holdings LLC, 2018 Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 6.56%, 04/30/25.		317	281,775

			8,290,686

Air Freight & Logistics — 0.4%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 7.04%, 04/06/28		608	553,912
PECF USS Intermediate Holding III Corp., Term Loan B, (1 mo. LIBOR + 4.25%, 0.50% Floor), 7.37%, 12/15/28		4,203	3,576,323

			4,130,235

Airlines — 0.9%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 7.46%, 04/20/28		2,902	2,806,837
Air Canada, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 6.42%, 08/11/28		1,666	1,581,096
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 8.78%, 06/21/27		1,088	1,090,897
SkyMiles IP Ltd., 2020 Skymiles Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 6.46%, 10/20/27		1,648	1,649,285
United Airlines, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 6.53%, 04/21/28.		3,398	3,236,762

			10,364,877

Auto Components — 0.0%
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 04/30/26		413	390,109

Security		Par (000)		Value

Banks — 0.4%
Directv Financing LLC, Term Loan, (1 mo. LIBOR + 5.00%, 0.75% Floor), 8.12%, 08/02/27	USD	4,463		$4,146,511

Beverages — 0.0%
Naked Juice LLC, 2nd Lien Term Loan, (3 mo. SOFR + 6.00%, 0.50% Floor), 9.65%, 01/24/30		156		141,180

Building Products — 0.0%
Standard Industries, Inc., 2021 Term Loan B, (6 mo. LIBOR + 2.50%, 0.50% Floor), 6.68%, 09/22/28		—	(n)	1

Capital Markets — 0.2%
AqGen Ascensus, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 6.50%, 0.50% Floor), 8.81%, 08/02/29		994		889,694
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 0.75% Floor), 9.87%, 04/07/28(f)		1,206		1,163,790

				2,053,484

Chemicals — 0.6%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (6 mo. SOFR CME + 4.75%, 0.75% Floor), 8.83%, 08/27/26		2,315		2,262,277
Discovery Purchaser Corp., 10/04/29(o)		2,514		2,294,025
New Arclin U.S. Holding Corp., 2021 Term Loan , (1 mo. LIBOR + 3.75%, 0.50% Floor), 6.87%, 09/30/28		882		812,082
W.R. Grace Holdings LLC, 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 7.44%, 09/22/28		1,262		1,178,127

				6,546,511

Commercial Services & Supplies — 0.6%
Propulsion BC Finco SARL, Term Loan, (3 mo. SOFR + 4.00%, 0.50% Floor), 6.28%, 09/14/29(f)		887		840,520
Verscend Holding Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 7.12%, 08/27/25		5,483		5,304,318

				6,144,838

Communications Equipment — 0.0%
ViaSat, Inc., Term Loan, (1 mo. SOFR CME + 4.50%, 0.50% Floor), 7.65%, 03/02/29		385		339,860

Construction & Engineering — 1.3%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 6.95%, 06/21/24		14,329		12,436,012
New Arclin U.S. Holding Corp., 2021 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%, 0.50% Floor), 10.12%, 09/30/29(f)		2,814		2,645,160

				15,081,172

Construction Materials — 0.0%
BCPE Empire Holdings, Inc., 2022 Incremental Term Loan, (1 mo. SOFR CME + 4.62%, 0.50% Floor), 7.76%, 06/11/26		191		181,966

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	16

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Containers & Packaging — 0.2%
BWAY Holding Co., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 5.81%, 04/03/24	USD	1,946		$1,808,051
Charter Next Generation, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 6.56%, 12/01/27		—	(n)	1
Clydesdale Acquisition Holdings, Inc., Term Loan B, (1 mo. SOFR CME + 4.17%, 0.50% Floor), 7.31%, 04/13/29		631		594,675

				2,402,727

Diversified Consumer Services — 0.2%
Amentum Government Services Holdings LLC, Term Loan B, (1 mo. LIBOR + 4.00%), 7.80%, 01/29/27		361		343,265
Ascend Learning LLC, 2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%, 0.50% Floor), 8.87%, 12/10/29		657		568,719
Sotheby’s, 2021 Term Loan B, (3 mo. LIBOR + 4.50%, 0.50% Floor), 7.01%, 01/15/27		404		389,758
TruGreen LP, 2020 2nd Lien Term Loan, (1 mo. LIBOR + 8.50%, 0.75% Floor), 11.62%, 11/02/28(f)		868		763,840

				2,065,582

Diversified Financial Services — 0.7%
Delta TopCo, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 6.83%, 12/01/27		1,294		1,168,929
EP Purchaser LLC, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 7.17%, 11/06/28		368		358,109
Gainwell Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 7.67%, 10/01/27		1,910		1,815,975
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, (3 mo. SOFR CME + 4.00%, 0.50% Floor), 7.70%, 02/16/28		543		519,128
KKR Apple Bidco LLC
2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%, 0.50% Floor), 8.87%, 09/21/29		144		137,279
2021 Term Loan, (1 mo. LIBOR + 2.75%, 0.50% Floor), 5.87%, 09/23/28		529		503,965
Radiate Holdco LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 6.37%, 09/25/26		314		289,443
Veritas U.S., Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 8.67%, 09/01/25		2,263		1,787,063
White Cap Buyer LLC, Term Loan B, (1 mo. SOFR CME + 3.75%), 6.78%, 10/19/27		1,263		1,179,133

				7,759,024

Diversified Telecommunication Services — 0.1%
Frontier Communications Corp., 2021 DIP Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 7.44%, 05/01/28		1,121		1,039,577

Electrical Equipment — 0.1%
Gates Global LLC, 2021 Term Loan B3, (1 mo. LIBOR + 2.50%, 0.75% Floor), 5.62%, 03/31/27		1,228		1,177,637

Food Products — 0.0%
Chobani LLC, 2020 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.62%, 10/25/27		272		246,740

Security		Par (000)	Value

Gas Utilities — 0.1%
Freeport LNG Investments LLLP, Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 6.21%, 12/21/28	USD	1,349	$1,246,179

Health Care Providers & Services — 0.4%
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 7.46%, 01/08/27		1,228	1,155,753
Envision Healthcare Corp.
2022 1st Out Term Loan, (3 mo. SOFR CME + 7.87%, 1.00% Floor), 11.39%, 03/31/27		376	359,717
2022 2nd Out Term Loan, (3 mo. SOFR CME + 4.25%, 1.00% Floor), 6.83%, 03/31/27		2,507	1,090,547
EyeCare Partners LLC, 2020 Term Loan, (3 mo. LIBOR + 3.75%), 7.42%, 02/18/27		737	666,872
Quorum Health Corp., 2020 Term Loan, (3 mo. LIBOR + 8.25%, 1.00% Floor), 10.60%, 04/29/25		1,453	973,463
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 6.87%, 11/16/25		442	409,896

			4,656,248

Health Care Technology — 1.3%
Athenahealth, Inc., 2022 Term Loan B, (1 mo. SOFR CME + 3.50%, 0.50% Floor), 6.58%, 02/15/29		5,976	5,342,271
Polaris Newco LLC, USD Term Loan B, (1 mo. LIBOR + 4.00%, 0.50% Floor), 7.67%, 06/02/28		898	827,279
Verscend Holding Corp., 2021 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%, 0.50% Floor), 10.12%, 04/02/29(f)		8,097	7,854,178

			14,023,728

Hotels, Restaurants & Leisure — 0.3%
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 5.87%, 12/23/24		1,440	1,404,179
Fertitta Entertainment LLC, 2022 Term Loan B, (1 mo. SOFR + 4.00%, 0.50% Floor), 7.03%, 01/27/29		1,848	1,710,924
Great Canadian Gaming Corp., 2021 Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 7.60%, 11/01/26		303	288,608

			3,403,711

Household Durables — 0.2%
Hunter Douglas Inc., USD Term Loan B1, (3 mo. SOFR CME + 3.50%), 6.34%, 02/26/29		1,132	926,675
Springs Windows Fashions LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 7.60%, 10/06/28		2,079	1,617,116

			2,543,791

Industrial Conglomerates — 0.1%
AVSC Holding Corp., 2018 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 10.06%, 09/01/25		638	515,063
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 9.76%, 11/28/23		927	924,212

			1,439,275

17

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Insurance — 0.3%
Alliant Holdings Intermediate LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 05/09/25	USD	1,964		$1,880,152
Ryan Specialty Group LLC, Term Loan, (1 mo. SOFR CME + 3.00%, 0.75% Floor), 6.13%, 09/01/27(f)		541		522,661
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 12/31/25		844		797,293
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 7.37%, 09/03/26		525		504,641

				3,704,747

Interactive Media & Services — 0.2%
Grab Holdings, Inc., Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 7.62%, 01/29/26		2,799		2,615,589

IT Services — 1.6%
Boxer Parent Co., Inc.
2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 5.50%, 0.50% Floor), 8.62%, 02/27/26		2,250		2,081,250
2021 USD Term Loan, (1 mo. LIBOR + 3.75%), 6.87%, 10/02/25		1,290		1,220,034
CoreLogic, Inc., 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 0.50% Floor), 9.63%, 06/04/29(f)		1,285		860,817
Greeneden U.S. Holdings II LLC, 2020 USD Term Loan B4, (1 mo. LIBOR + 4.00%, 0.75% Floor), 7.12%, 12/01/27		988		937,703
Optiv Security, Inc., 1st Lien Term Loan, (6 mo. LIBOR + 3.25%, 1.00% Floor), 7.42%, 02/01/24		1,216		1,161,764
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 6.62%, 02/12/27(f)		1,083		937,062
Sophia LP, 2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.00%, 1.00% Floor), 11.67%, 10/09/28		10,251		10,174,118
TierPoint LLC, 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.87%, 05/05/26		342		323,311

				17,696,059

Leisure Products — 0.0%
Peloton Interactive, Inc., Term Loan, (6 mo. SOFR CME + 6.50%, 0.50% Floor), 8.35%, 05/25/27		511		497,314

Machinery — 1.0%
Filtration Group Corp., 2021 Incremental Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 10/21/28		—	(n)	1
MHI Holdings LLC, Term Loan B, (1 mo. LIBOR + 5.00%), 8.12%, 09/21/26		1,980		1,943,365
SPX Flow, Inc., 2022 Term Loan, (1 mo. SOFR CME + 4.50%, 0.50% Floor), 7.63%, 04/05/29		1,465		1,351,462
Titan Acquisition Ltd., 2018 Term Loan B, (6 mo. LIBOR + 3.00%), 5.88%, 03/28/25		8,479		7,574,448

				10,869,276

Media — 1.3%
Altice Financing SA, 2017 USD Term Loan B, (3 mo. LIBOR + 2.75%), 5.26%, 07/15/25		237		222,421
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 6.31%, 08/21/26		6,497		5,783,856

Security		Par (000)		Value

Media (continued)
Connect Finco SARL, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.62%, 12/11/26	USD	—	(n)	$1
Intelsat Jackson Holdings SA, 2021 Exit Term Loan B, (6 mo. SOFR + 4.50%, 0.50% Floor), 7.44%, 02/01/29		973		910,955
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 6.62%, 09/13/24		2,725		2,591,781
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.87%, 09/13/24		492		465,954
2021 2nd Lien Term Loan, (1 mo. SOFR CME + 6.25%), 9.28%, 02/23/29		288		269,041
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 6.12%, 03/09/27		4,590		3,821,613

				14,065,622

Oil, Gas & Consumable Fuels — 1.1%
Ascent Resources Utica Holdings LLC, 2020 Fixed 2nd Lien Term Loan, (3 mo. LIBOR + 9.00%, 1.00% Floor), 11.46%, 11/01/25		11,117		11,654,005
Lealand Finance Co. BV, 2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 6.12%, 06/28/24		90		54,239
M6 ETX Holdings II Midco LLC, Term Loan B, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 7.99%, 09/19/29		821		804,580

				12,512,824

Professional Services — 0.1%
Element Materials Technology Group U.S. Holdings, Inc.
2022 USD Delayed Draw Term Loan, (3 mo. LIBOR + 4.25%, 0.50% Floor), 7.90%, 07/06/29		198		185,519
2022 USD Term Loan, (3 mo. SOFR CME + 4.25%, 0.50% Floor), 7.90%, 07/06/29		429		401,956
Galaxy U.S. Opco, Inc., Term Loan, (1 mo. SOFR CME + 4.75%, 0.50% Floor), 7.78%, 04/29/29(f)		484		453,750

				1,041,225

Real Estate Management & Development — 0.2%
Chamberlain Group, Inc., Term Loan B, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 11/03/28		1,855		1,680,986

Software — 3.1%
Central Parent, Inc., 2022 USD Term Loan B, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 6.61%, 07/06/29		626		601,886
Cloudera, Inc.(f)
2021 Second Lien Term Loan, (1 mo. LIBOR + 6.00%, 0.50% Floor), 9.12%, 10/08/29		1,896		1,592,203
2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.50% Floor), 6.87%, 10/08/28		2,115		1,850,565
Digicel International Finance Ltd., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 05/28/24		1,931		1,717,060
Epicor Software Corp., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 10.87%, 07/31/28		506		491,832
Helios Software Holdings, Inc., 2021 USD Term Loan B, (3 mo. SOFR CME + 3.75%), 7.45%, 03/11/28		303		285,910

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	18

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (1 mo. LIBOR + 4.75%, 0.75% Floor), 7.87%, 07/27/28	USD	3,503	$3,152,445
2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 8.25%, 0.75% Floor), 11.37%, 07/27/29		2,293	2,099,998
McAfee LLC, 2022 USD Term Loan B, (1 mo. SOFR CME + 3.75%), 6.36%, 03/01/29		3,180	2,892,005
Planview Parent, Inc., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 10.92%, 12/18/28(f)		850	807,500
Proofpoint, Inc., 2nd Lien Term Loan, (3 mo. LIBOR + 6.25%, 0.50% Floor), 9.32%, 08/31/29		2,070	1,984,948
RealPage, Inc., 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 0.75% Floor), 9.62%, 04/23/29		7,231	6,964,725
Renaissance Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 6.37%, 05/30/25		1,763	1,672,663
Sabre Global, Inc.
2021 Term Loan B1, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 12/17/27		342	305,058
2021 Term Loan B2, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 12/17/27		545	486,279
Severin Acquisition LLC, 2018 Term Loan B, (3 mo. SOFR CME + 3.00%), 6.03%, 08/01/25		2,165	2,087,155
Sophia LP, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 7.17%, 10/07/27		1,119	1,074,600
Tempo Acquisition LLC, Non-Extended Term Loan, (1 mo. LIBOR + 2.75%), 5.87%, 05/01/24		195	192,958
Tibco Software, Inc., 2022 USD Term Loan, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 8.02%, 03/20/29		2,974	2,664,912
Ultimate Software Group, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 5.25%, 0.50% Floor), 7.54%, 05/03/27		2,177	2,046,151

			34,970,853

Specialty Retail — 0.0%
Staples, Inc., 7 Year Term Loan, (3 mo. LIBOR + 5.00%), 7.78%, 04/16/26		424	371,245

Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., Term Loan B, (3 mo. SOFR + 3.50%, 0.50% Floor), 7.20%, 02/17/29		1,108	1,040,419

Trading Companies & Distributors — 0.2%
Foundation Building Materials Holding Co. LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.06%, 01/31/28		563	505,328
SRS Distribution, Inc., 2022 Incremental Term Loan, (3 mo. SOFR CME + 3.50%), 6.18%, 06/02/28		1,282	1,175,846

			1,681,174

Security		Par (000)	Value

Transportation — 0.1%
Brown Group Holding, LLC, 2022 Term Loan B2, (1 mo. SOFR CME + 3.75%, 0.50% Floor), 6.78%, 07/02/29	USD	1,277	$1,234,961

Total Floating Rate Loan Interests — 18.1% (Cost: $218,240,214)			203,797,943

Preferred Securities

Capital Trusts — 1.2%(b)

Automobiles(i) — 0.1%
General Motors Financial Co., Inc., Series C, 5.70%		655	561,412
Volkswagen International Finance NV(a)
3.75%	EUR	100	82,338
4.38%		100	76,442

			720,192

Banks — 0.1%
PNC Financial Services Group, Inc., Series V, 6.20%(i)	USD	1,417	1,339,065

Diversified Financial Services(i) — 0.6%
Barclays PLC
4.38%		2,490	1,534,587
8.00%		980	857,696
BNP Paribas SA, 6.88%(a)	EUR	200	181,748
Credit Suisse Group AG(c)
6.38%	USD	681	495,428
6.25%		600	513,996
Deutsche Bank AG, 6.75%(a)	EUR	200	155,836
JPMorgan Chase & Co., Series FF, 5.00%	USD	3,418	3,082,181

			6,821,472

Diversified Telecommunication Services — 0.0%
British Telecommunications PLC, 4.88%, 11/23/81(c)		200	162,592

Electric Utilities(i) — 0.1%
Edison International, Series B, 5.00%		940	742,600
Naturgy Finance BV, 2.37%(a)	EUR	200	149,948

			892,548

Food & Staples Retailing — 0.0%
Casino Guichard Perrachon SA, 3.99%(a)(i)		100	32,175

Health Care Providers & Services — 0.0%
Korian SA, 4.13%(a)(i)	GBP	200	167,496

Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., 7.00%(c)(i)	USD	1,272	1,110,469

Media — 0.0%
SES SA, 2.88%(a)(i)	EUR	300	218,358

Oil, Gas & Consumable Fuels(a)(i) — 0.0%
Abertis Infraestructuras Finance BV, 3.25%		200	158,472
Repsol International Finance BV, 4.25%		100	80,487

			238,959

19

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Transportation Infrastructure — 0.0%
Poste Italiane SpA, 2.63%(a)(i)	EUR	200	$139,069

Utilities(a)(i) — 0.1%
Electricite de France SA
3.00%		200	142,348
2.88%		200	149,203
3.38%		400	265,837

			557,388

Wireless Telecommunication Services — 0.1%
Vodafone Group PLC, 2.63%, 08/27/80(a)		400	335,177

			12,734,960

		Shares

Preferred Stocks — 1.2%

Banks — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15, Cost: $666,513)(e)		680,898	11,398

Commercial Services & Supplies — 0.1%
Verscend Intermediate Holding(f)		790	912,064

Insurance — 0.1%
Alliant Holdings, Inc.(f)		1,431	1,269,513

Interactive Media & Services — 0.9%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $7,000,256)(e)(f)		63,886	10,617,695

Wireless Telecommunication Services — 0.1%
Ligado Networks LLC(p)		32,168	804,210

			13,614,880

Total Preferred Securities — 2.4% (Cost: $30,808,383)			26,349,840

Total Long-Term Investments — 132.2% (Cost: $1,741,326,423)			1,484,458,024

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.79%(q)(r)		393,505	393,505

Total Short-Term Securities — 0.0% (Cost: $393,505)			393,505

Options Purchased — 0.0% (Cost: $57,841)			60,724

Total Investments Before Options Written — 132.2% (Cost: $1,741,777,769)			1,484,912,253

Options Written — (0.0)% (Premiums Received: $(14,913))			(18,461)

Total Investments, Net of Options Written — 132.2% (Cost: $1,741,762,856)			1,484,893,792

Liabilities in Excess of Other Assets — (32.2)%			(361,664,572)

Net Assets — 100.0%			$1,123,229,220

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Non-income producing security.
(e)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $11,385,397, representing 1.0% of its net assets as of period end, and an original cost of $9,266,121.

(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Perpetual security with no stated maturity date.
(j)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)	When-issued security.
(l)	Zero-coupon bond.
(m)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(n)	Rounds to less than 1,000.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	All or a portion of the security is held by a wholly-owned subsidiary.
(q)	Affiliate of the Trust.
(r)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	20

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$—	$393,505	(a)	$—	$—	$—	$393,505	393,505	$6,861	$—
iShares Preferred & Income Securities ETF(b)	8,004,290	—		(6,688,816)	(738,522)	(576,952)	—	—	100,052	—

					$(738,522)	$(576,952)	$393,505		$106,913	$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
Euro BOBL	1	12/08/22	$117	$3,237
10-Year U.S. Treasury Note	69	12/20/22	7,732	376,258
U.S. Long Bond	4	12/20/22	506	37,900
Ultra U.S. Treasury Bond	79	12/20/22	10,798	946,173

				$1,363,568

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	70,397	EUR	70,000	Bank of America N.A.	12/21/22	$1,374
USD	22,891,244	EUR	22,798,000	JPMorgan Chase Bank N.A.	12/21/22	411,580
USD	4,523,411	GBP	3,935,000	Citibank N.A.	12/21/22	124,625

						537,579

USD	80,828	EUR	82,000	State Street Bank and Trust Co.	12/21/22	(27)

						$537,552

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put
Euro Stoxx 50	15	10/21/22	EUR	3,400.00	EUR	498	$19,229
Euro Stoxx 50	2	11/18/22	EUR	3,400.00	EUR	66	3,379
Euro Stoxx 600 Automobiles & Parts Index	12	12/16/22	EUR	350.00	EUR	286	3,499
Euro Stoxx 600 Automobiles & Parts Index	7	12/16/22	EUR	470.00	EUR	167	10,393
Euro Stoxx 600 Chemicals Index	6	12/16/22	EUR	840.00	EUR	316	2,087
Euro Stoxx 600 Chemicals Index	5	12/16/22	EUR	1,040.00	EUR	263	12,325
Euro Stoxx 600 Personal & Household Goods Index	3	12/16/22	EUR	800.00	EUR	133	2,617

							$53,529

21

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC Credit Default Swaptions Purchased

	Paid by the Trust	Received by the Trust	Frequency	Counterparty	Expiration Date	Credit Rating	(a)	Exercise Price	Notional Amount (000)(b)		Value
Description	Rate/Reference	Rate/Reference

Call
Sold Protection 5-Year Credit Default Swap, 06/20/27	ITRAXX.XO.37.V1	5.00%	Quarterly	Barclays Bank PLC	10/19/22	NR		EUR 300.00	EUR	1,000	$75
Sold Protection 5-Year Credit Default Swap, 06/20/27	ITRAXX.XO.37.V1	5.00%	Quarterly	Barclays Bank PLC	11/16/22	NR		EUR 300.00	EUR	400	74

											149

Put
Buy Protection 5-Year Credit Default Swap, 06/20/27	5.00%	ITRAXX.XO.37.V1	Quarterly	Barclays Bank PLC	10/19/22	NR		EUR 700.00	EUR	1,000	3,897
Buy Protection 5-Year Credit Default Swap, 06/20/27	5.00%	ITRAXX.XO.37.V1	Quarterly	Barclays Bank PLC	11/16/22	NR		EUR 750.00	EUR	400	3,149

											7,046

											$7,195

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put
Euro Stoxx 50	15	10/21/22	EUR	3,200.00	EUR	498	$(6,931)
Euro Stoxx 50	1	11/18/22	EUR	3,100.00	EUR	33	(612)
Euro Stoxx 600 Automobiles & Parts Index	7	12/16/22	EUR	400.00	EUR	167	(3,910)
Euro Stoxx 600 Chemicals Index	5	12/16/22	EUR	940.00	EUR	263	(4,802)

							$(16,255)

OTC Credit Default Swaptions Written

	Paid by the Trust	Received by the Trust	Frequency	Counterparty	Expiration Date	Credit Rating(a)	Exercise Price	Notional Amount (000)(b)	Value
Description	Rate/Reference	Rate/Reference

Call
Buy Protection 5-Year Credit Default Swap, 06/20/27	5.00%	ITRAXX.XO.37.V1	Quarterly	Barclays Bank PLC	11/16/22	NR	EUR 525.00	EUR 400	$(2,206)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

iTRAXX.FINSUB.38.V1	1.00%	Quarterly	12/20/27	EUR	127	$9,549	$10,212	$(663)
iTRAXX.XO.38.V1	5.00	Quarterly	12/20/27	EUR	120	6,012	5,245	767

						$15,561	$15,457	$104

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Casino, Guichard-Perrachon S.A	5.00%	Quarterly	Goldman Sachs International	06/20/23	NR	EUR	78	$(14,283)	$(6,544)	$(7,739)
Casino, Guichard-Perrachon S.A	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	B	EUR	80	(14,649)	(5,168)	(9,481)
Casino, Guichard-Perrachon S.A	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	B	EUR	52	(9,522)	(3,627)	(5,895)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	22

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Novafives S.A.S	5.00%	Quarterly	Citibank N.A.	06/20/23	B-	EUR	60	$(8,016)	$(3,006)	$(5,010)
Novafives S.A.S	5.00	Quarterly	Goldman Sachs International	06/20/23	B-	EUR	26	(3,403)	(1,258)	(2,145)
Novafives S.A.S	5.00	Quarterly	Goldman Sachs International	06/20/23	B-	EUR	15	(1,941)	(769)	(1,172)
CenturyLink, Inc.	1.00	Quarterly	Barclays Bank PLC	12/20/23	NR	USD	856	(12,891)	(16,875)	3,984
Faurecia SE	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/25	BB	EUR	20	502	850	(348)
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B	EUR	70	1,245	6,243	(4,998)
CMA CGM SA	5.00	Quarterly	Credit Suisse International	06/20/26	NR	EUR	30	(221)	1,189	(1,410)
CMA CGM SA	5.00	Quarterly	Goldman Sachs International	06/20/26	BB+	EUR	20	(147)	1,429	(1,576)
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/26	BB+	EUR	100	(1,903)	3,779	(5,682)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Bank of America N.A.	12/20/26	B+	EUR	50	(9,845)	(1,853)	(7,992)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Barclays Bank PLC	12/20/26	B+	EUR	41	(7,995)	1,510	(9,505)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	B+	EUR	39	(7,772)	1,552	(9,324)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	B+	EUR	55	(10,830)	2,010	(12,840)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/26	B+	EUR	55	(10,829)	2,383	(13,212)
K&S AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/26	BB	EUR	90	764	6,873	(6,109)
Cellnex Telecom	5.00	Quarterly	Credit Suisse International	06/20/27	BB+	EUR	200	15,083	16,893	(1,810)
CMA CGM SA	5.00	Quarterly	Barclays Bank PLC	06/20/27	BB+	EUR	10	(345)	302	(647)
CMA CGM SA	5.00	Quarterly	Credit Suisse International	06/20/27	BB+	EUR	180	(6,114)	7,838	(13,952)
CMA CGM SA	5.00	Quarterly	Credit Suisse International	06/20/27	BB+	EUR	56	(1,899)	1,796	(3,695)
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB+	EUR	56	(1,909)	1,954	(3,863)
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB+	EUR	53	(1,794)	1,837	(3,631)
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB+	EUR	15	(507)	515	(1,022)
Ladbrokes Coral Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB	EUR	50	(8,852)	(5,289)	(3,563)
Ladbrokes Coral Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB	EUR	180	(31,865)	(30,376)	(1,489)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	CCC	EUR	43	(12,184)	(10,704)	(1,480)
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC	EUR	26	(7,324)	(6,354)	(970)
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC	EUR	73	(20,585)	(17,859)	(2,726)
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	CCC	EUR	21	(5,973)	(5,324)	(649)
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC	EUR	44	(12,499)	(11,007)	(1,492)
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC	EUR	32	(9,063)	(7,884)	(1,179)

								$(217,566)	$(74,944)	$(142,622)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

23

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC Total Return Swaps

Paid by the Trust		Received by the Trust								Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value

1-Day SOFR, 3.07%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Monthly	JPMorgan Chase Bank N.A.	N/A	12/20/22	USD	1,000	$(139,375)	$(23)	$(139,352)
1-Day SOFR, 3.07%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Monthly	Morgan Stanley & Co. International PLC	N/A	12/20/22	USD	3,084	(431,253)	(72)	(431,181)
1-Day SOFR, 3.07%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Monthly	Morgan Stanley & Co. International PLC	N/A	12/20/22	USD	2,859	(407,460)	(67)	(407,393)
1-Day SOFR, 3.07%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Monthly	Morgan Stanley & Co. International PLC	N/A	12/20/22	USD	1,513	(195,991)	(69)	(195,922)
1-Day SOFR, 3.07%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Monthly	Morgan Stanley & Co. International PLC	N/A	12/20/22	USD	3,071	(200,992)	(1,074)	(199,918)
1-Day SOFR, 3.07%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Monthly	Morgan Stanley & Co. International PLC	N/A	12/20/22	USD	9,430	(452,541)	(4,334)	(448,207)
1-Day SOFR, 3.07%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Monthly	BNP Paribas SA	N/A	03/20/23	USD	3,507	(170,551)	(1,686)	(168,865)
1-Day SOFR, 3.07%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Monthly	JPMorgan Chase Bank N.A.	N/A	03/20/23	USD	2,048	(152,588)	(1,645)	(150,943)

									$(2,150,751)	$(8,970)	$(2,141,781)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$2,004,318	$—	$2,004,318
Common Stocks
Building Products	18,614	—	—	18,614
Chemicals	1,912,116	—	—	1,912,116
Consumer Finance	28	—	—	28
Containers & Packaging	—	756,304	—	756,304
Diversified Financial Services	—	—	22,236	22,236

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	24

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Electrical Equipment	$420,350	$—	$—	$420,350
IT Services	428,095	—	—	428,095
Life Sciences Tools & Services	1,213,971	—	—	1,213,971
Media	375,720	—	—	375,720
Metals & Mining	1,409,389	—	—	1,409,389
Oil, Gas & Consumable Fuels	4,016,439	—	—	4,016,439
Road & Rail	393,790	—	—	393,790
Semiconductors & Semiconductor Equipment	3,042	—	—	3,042
Software	1,247,812	—	—	1,247,812
Corporate Bonds
Aerospace & Defense	—	55,470,546	—	55,470,546
Airlines	115,766	29,386,808	—	29,502,574
Auto Components	—	23,236,171	—	23,236,171
Automobiles	—	26,985,865	—	26,985,865
Banks	—	5,536,167	—	5,536,167
Beverages	—	20,525,728	—	20,525,728
Biotechnology	—	332,808	—	332,808
Building Materials	—	9,473,421	—	9,473,421
Building Products	—	16,461,621	—	16,461,621
Capital Markets	—	16,886,711	33,367	16,920,078
Chemicals	—	35,773,823	—	35,773,823
Commercial Services & Supplies	—	19,108,055	—	19,108,055
Communications Equipment	—	11,210,544	—	11,210,544
Construction Materials	—	5,152,231	—	5,152,231
Consumer Discretionary	—	28,662,944	—	28,662,944
Consumer Finance	68,260	27,420,528	—	27,488,788
Containers & Packaging	—	10,077,914	—	10,077,914
Diversified Consumer Services	—	27,117,225	—	27,117,225
Diversified Financial Services	—	14,617,088	—	14,617,088
Diversified Telecommunication Services	—	46,371,510	—	46,371,510
Electric Utilities	—	7,783,614	—	7,783,614
Electrical Equipment	—	2,564,558	—	2,564,558
Electronic Equipment, Instruments & Components	—	8,277,643	—	8,277,643
Energy Equipment & Services	—	8,708,585	—	8,708,585
Entertainment	—	3,014,206	—	3,014,206
Environmental, Maintenance & Security Service	—	12,787,375	—	12,787,375
Equity Real Estate Investment Trusts (REITs)	—	12,874,992	—	12,874,992
Food & Staples Retailing	—	22,448,460	—	22,448,460
Food Products	—	11,712,223	—	11,712,223
Gas Utilities	—	917,353	—	917,353
Health Care Equipment & Supplies	—	5,836,319	—	5,836,319
Health Care Providers & Services	—	50,165,224	—	50,165,224
Health Care Technology	—	18,776,089	—	18,776,089
Hotels, Restaurants & Leisure	58,364	60,262,598	—	60,320,962
Household Durables	—	15,021,885	—	15,021,885
Household Products	—	541,491	—	541,491
Independent Power and Renewable Electricity Producers	—	7,686,367	—	7,686,367
Industrial Conglomerates	—	233,734	—	233,734
Insurance	—	30,599,670	—	30,599,670
Interactive Media & Services	—	7,916,628	—	7,916,628
Internet Software & Services	—	18,669,117	—	18,669,117
IT Services	—	32,182,597	—	32,182,597
Leisure Products	—	2,829,194	—	2,829,194
Life Sciences Tools & Services	—	439,068	—	439,068
Machinery	—	14,242,446	—	14,242,446
Media	—	146,073,063	—	146,073,063
Metals & Mining	—	33,183,841	—	33,183,841
Mortgage Real Estate Investment Trusts (REITs)	—	154,253	—	154,253
Multiline Retail	—	1,958,992	—	1,958,992
Offshore Drilling & Other Services	—	1,272,153	—	1,272,153
Oil, Gas & Consumable Fuels	574,599	164,434,604	—	165,009,203
Personal Products	—	248,224	—	248,224
Pharmaceuticals	—	11,805,809	—	11,805,809

25

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Corporate Bonds (continued)
Real Estate	$—	$1,138,772	$—	$1,138,772
Real Estate Management & Development	—	6,531,693	—	6,531,693
Road & Rail	—	1,714,282	—	1,714,282
Semiconductors & Semiconductor Equipment	155,493	14,580,736	—	14,736,229
Software	—	32,873,991	—	32,873,991
Specialty Retail	—	6,725,732	—	6,725,732
Technology Hardware, Storage & Peripherals	—	1,808,259	—	1,808,259
Textiles, Apparel & Luxury Goods	169,768	2,671,336	—	2,841,104
Thrifts & Mortgage Finance	—	5,893,299	—	5,893,299
Transportation	—	170,500	—	170,500
Transportation Infrastructure	—	206,218	—	206,218
Utilities	—	3,086,184	—	3,086,184
Wireless Telecommunication Services	—	16,081,315	—	16,081,315
Floating Rate Loan Interests	—	183,505,897	20,292,046	203,797,943
Preferred Securities
Capital Trusts	—	12,734,960	—	12,734,960
Preferred Stocks	804,210	—	12,799,272	13,603,482
Short-Term Securities
Money Market Funds	393,505	—	—	393,505
Options Purchased
Credit Contracts	—	7,195	—	7,195
Equity Contracts	53,529	—	—	53,529
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(117,308)	—	(117,308)

	$13,832,860	$1,437,803,766	$33,146,921	1,484,783,547

Investments Valued at NAV(b)				11,398

				$1,484,794,945

Derivative Financial Instruments(c)
Assets
Credit Contracts	$—	$4,751	$—	$4,751
Foreign Currency Exchange Contracts	—	537,579	—	537,579
Interest Rate Contracts	1,363,568	—	—	1,363,568
Liabilities
Credit Contracts	—	(149,475)	—	(149,475)
Equity Contracts	(16,255)	(1,373,766)	—	(1,390,021)
Foreign Currency Exchange Contracts	—	(27)	—	(27)
Interest Rate Contracts	—	(768,015)	—	(768,015)

	$1,347,313	$(1,748,953)	$—	$(401,640)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Trust were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank borrowings payable of $384,000,000 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Stocks	Total

Assets
Opening balance, as of December 31, 2021	$22,236	$—	$15,655,042	$12,823,367	$28,500,645
Transfers into Level 3(a)	—	45,808	10,982,690	—	11,028,498
Transfers out of Level 3(b)	—	—	(51,527)	—	(51,527)
Accrued discounts/premiums	—	—	24,459	—	24,459
Net realized gain (loss)	—	1,292	(258,244)	—	(256,952)
Net change in unrealized appreciation (depreciation)(c)	—	(12,442)	(1,861,551)	(24,095)	(1,898,088)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	26

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT)

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Stocks	Total

Purchases	$—	$—	$2,869,652	$—	$2,869,652
Sales	—	(1,291)	(7,068,475)	—	(7,069,766)

Closing balance, as of September 30, 2022	$22,236	$33,367	$20,292,046	$12,799,272	$33,146,921

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022(c)	$—	$(12,442)	$(1,751,548)	$(24,095)	$(1,788,085)

(a)

As of December 31, 2021, the Trust used observable inputs in determining the value of certain investments. As of September 30, 2022, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

As of December 31, 2021, the Trust used significant unobservable inputs in determining the value of certain investments. As of September 30, 2022, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $20,347,649. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Assets
Preferred Stocks	$12,799,272	Income	Discount Rate	13 - 14%		13%
		Market	Revenue Multiple	3.15x - 3.65x		3.40x

	$12,799,272

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CME	Chicago Mercantile Exchange

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

DIP	Debtor-In-Possession

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

27